MORGAN STANLEY DEAN WITTER MULTI-STATE                  Two World Trade Center,
MUNICIPAL SERIES TRUST
LETTER TO THE SHAREHOLDERS November 30, 1998            New York, New York 10048


DEAR SHAREHOLDER:

We are pleased to present the annual report of Morgan Stanley Dean Witter Multi-State Series Trust for the fiscal year ended November 30, 1998.

Since our last report six months ago, global financial turmoil, including the Russian currency crisis, continued to affect the securities markets. The resulting flight-to-quality bond rally pushed U.S. Treasury bond yields to 30-year lows. Municipal bond yields declined but lagged the downward trend of Treasury yields.

The deflationary impact of the international financial crisis began to temper U.S. economic growth prior to the summer's tumultuous market activity. Lower commodity prices, cheaper imports and improved productivity offset the potential inflationary impact of strong domestic employment. With inflation held in check, the Federal Reserve Board provided liquidity to the markets by lowering short-term interest rates. Between the end of September and the middle of November, the Federal Reserve Open Market Committee has cut the federal-funds rate 75 basis points from 5.50 percent to 4.75 percent in three separate moves.

    [THE NARRATIVE AND/OR TABULAR INFORMATION BELOW IS A FAIR AND ACCURATE
           DESCRIPTION OF GRAPHIC OR IMAGE MATERIAL OMITTED FOR THE
                           PURPOSE OF EDGAR FILING.]

                                 [LINE CHART]

  Date               AAA Ins            Tsy            % Relationship
  ----               -------            ---            --------------
12/31/93              5.40%            6.34%               85.17%
01/31/94              5.40             6.24                86.54%
02/28/94              5.80             6.66                87.09%
03/31/94              6.40             7.09                90.27%
04/29/94              6.35             7.32                86.75%
05/31/94              6.25             7.43                84.12%
06/30/94              6.50             7.61                85.41%
07/29/94              6.25             7.39                84.57%
08/31/94              6.30             7.45                84.56%
09/30/94              6.55             7.81                83.87%
10/31/94              6.75             7.96                84.80%
11/30/94              7.00             8.00                87.50%
12/30/94              6.75             7.88                85.66%
01/31/95              6.40             7.70                83.12%
02/28/95              6.15             7.44                82.66%
03/31/95              6.15             7.43                82.77%
04/28/95              6.20             7.34                84.47%
05/31/95              5.80             6.66                87.09%
06/30/95              6.10             6.62                92.15%
07/31/95              6.10             6.86                88.92%
08/31/95              6.00             6.66                90.09%
09/29/95              5.95             6.48                91.82%
10/31/95              5.75             6.33                90.84%
11/30/95              5.50             6.14                89.58%
12/29/95              5.35             5.94                90.07%
01/31/96              5.40             6.03                89.55%
02/29/96              5.60             6.46                86.69%
03/29/96              5.85             6.66                87.84%
04/30/96              5.95             6.89                86.36%
05/31/96              6.05             6.99                86.55%
06/28/96              5.90             6.89                85.63%
07/31/96              5.85             6.97                83.93%
08/30/96              5.90             7.11                82.98%
09/30/96              5.70             6.93                82.25%
10/31/96              5.65             6.64                85.09%
11/29/96              5.50             6.35                86.61%
12/31/96              5.60             6.63                84.46%
01/31/97              5.70             6.79                83.95%
02/28/97              5.65             6.80                83.09%
03/31/97              5.90             7.10                83.10%
04/30/97              5.75             6.94                82.85%
05/30/97              5.65             6.91                81.77%
06/30/97              5.60             6.78                82.60%
07/30/97              5.30             6.30                84.13%
08/31/97              5.50             6.61                83.21%
09/30/97              5.40             6.40                84.38%
10/31/97              5.35             6.15                86.99%
11/30/97              5.30             6.05                87.60%
12/31/97              5.15             5.92                86.99%
01/31/98              5.15             5.80                88.79%
02/28/98              5.20             5.92                87.84%
03/31/98              5.25             5.93                88.53%
04/30/98              5.35             5.95                89.92%
05/29/98              5.20             5.80                89.66%
06/30/98              5.20             5.65                92.04%
07/31/98              5.18             5.71                90.72%
08/31/98              5.03             5.27                95.45%
09/30/98              4.95             5.00                99.00%
10/31/98              5.05             5.16                97.87%
11/30/98              5.00             5.06                98.81%

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
LETTER TO THE SHAREHOLDERS November 30, 1998, continued

MUNICIPAL MARKET CONDITIONS

At the end of November, the long-term insured municipal bond index yield stood at 5.00 percent. This index yield declined 30 basis points from 5.30 percent over the last 12 months. In contrast, the 30-year U.S. Treasury bond yield fell 100 basis points during the same period.

As municipals lagged the rally in Treasuries, the ratio of municipal yields to Treasury yields rose sharply to 99 percent. A rising ratio means that the attractiveness of municipals relative to Treasuries has improved. The rise in this ratio is similar to the jump witnessed in 1986 when a radical legislative proposal threatened the favorable tax advantage of municipal bonds.

The overall decline in interest rates led to a substantial increase in new-issue municipal volume. Municipal issuance was on a pace to challenge 1993's record of $292 billion. Total municipal volume through November of $255 billion was ahead 28 percent versus the same period last year. Half the underwriting volume was enhanced with bond insurance. Refundings represented 29 percent of total new issuance.


PORTFOLIO STRUCTURE

The average duration (a measure of sensitivity to interest rate changes) of the 10 single-state portfolios that comprise Morgan Stanley Dean Witter Multi-State Municipal Series Trust increased from 6 to 7 years, during the past 12 months. This was primarily accomplished by selling refunded and other high coupon bonds to purchase new issues. Weighted average bond maturities ranged from 17 to 20 years and average call protection was 7 years. Average credit quality remained double "A" or better.

For your convenience, we have summarized details regarding the various State series on the following pages. Here you will find information on credit quality, maturity, call protection, distributions, duration and performance. The accompanying charts illustrate the growth of a $10,000 investment in each Series from inception through the fiscal year ended November 30, 1998, versus a similar hypothetical investment in either the Lehman Brothers Municipal Bond Index or the relevant Lipper Analytical Services, Inc. Municipal Debt Funds Index.


LOOKING AHEAD

Global economic conditions have kept inflationary pressures under control and have contributed to lower interest rates. The fixed income markets appear concerned about the risk of inflation as countries seek to stimulate economic growth. However, the ability of the Fed to maintain stability by responding with appropriate monetary policy is encouraging. With the municipal relationship to Treasuries more favorable than it has been in 10 years, the outlook for municipal bonds is positive.

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
LETTER TO THE SHAREHOLDERS November 30, 1998, continued

We appreciate your ongoing support of Morgan Stanley Dean Witter Multi-State Municipal Series Trust and look forward to continuing to serve your investment needs.


Very truly yours,


/s/ CHARLES A. FIUMEFREDDO
---------------------------------
CHARLES A. FIUMEFREDDO
Chairman of the Board

    MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST - ARIZONA

                      FUND PERFORMANCE NOVEMBER 30, 1998

                               GROWTH OF $10,000

     Date                 Total               LEHMAN               Lipper
--------------------------------------------------------------------------------
April 30, 1991           $ 9,600              $10,000              $10,000
November 30, 1991        $10,143              $10,594              $10,573
November 30, 1992        $11,268              $11,657              $11,703
November 30, 1993        $12,554              $12,949              $13,061
November 30, 1994        $11,654              $12,269              $12,161
November 30, 1995        $13,894              $14,587              $14,535
November 30, 1996        $14,538              $15,445              $15,244
November 30, 1997        $15,358              $16,552              $16,238
November 30, 1998        $16,367(3)           $17,836              $17,357
--------------------------------------------------------------------------------

                         AVERAGE ANNUAL TOTAL RETURNS

     1 Year              5 Years              10 Years       Since Inception
--------------------------------------------------------------------------------
     6.56(1)             5.45(1)                                 7.29(1)
     2.30(2)             4.59(2)                                 6.71(2)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                   --- Fund       --- Lehman(4)       --- Lipper (5)
--------------------------------------------------------------------------------

Past performance is not predictive of future returns

--------------------------------------------------------------------------------

1.) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

2.) Figure shown assumes reinvestment of all distribution and the deduction of the maximum applicable front-end sales charge (4%). See the Fund's current prospectus for complete details on fees and sales charges.

3.) Closing value including the deduction of a 4% front-end sales charge, assuming a complete redemption on November 30, 1998.

4.) The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds with maturities of 2 years or greater and a minimum credit rating of Baa or BBB, as rated by Moody's Investor Service, Inc. or Standard & Poor's Corp., respectively. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

5.) The Lipper AZ Municipal Debt Funds Average tracks the performance of the funds that limit assets to those securities which are exempt from taxation in AZ state (double tax-exempt) or a specified city in AZ (triple tax-exempt) as reported by Lipper Analytical Services.

   One Yr Return
------------------
Lehman      Lipper
------      ------
7.76%       6.89%

   MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST - CALIFORNIA

                      FUND PERFORMANCE NOVEMBER 30, 1998

                               GROWTH OF $10,000

     Date                 Total               LEHMAN               Lipper
--------------------------------------------------------------------------------
January 15, 1991         $ 9,600              $10,000              $10,000
November 30, 1991        $10,588              $10,833              $10,784
November 30, 1992        $11,671              $11,919              $11,772
November 30, 1993        $13,162              $13,241              $13,186
November 30, 1994        $12,022              $12,545              $12,256
November 30, 1995        $14,445              $14,916              $14,583
November 30, 1996        $15,422              $15,793              $15,434
November 30, 1997        $16,433              $16,925              $16,533
November 30, 1998        $17,679(3)           $18,175              $17,818
--------------------------------------------------------------------------------

                         AVERAGE ANNUAL TOTAL RETURNS

     1 Year              5 Years              10 Years       Since Inception
--------------------------------------------------------------------------------
     7.58(1)             6.08(1)                                 8.06(1)
     3.28(2)             5.22(2)                                 7.50(2)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                   --- Fund       --- Lehman(4)       --- Lipper (5)
--------------------------------------------------------------------------------

Past performance is not predictive of future returns

--------------------------------------------------------------------------------

1.) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

2.) Figure shown assumes reinvestment of all distribution and the deduction of the maximum applicable front-end sales charge (4%). See the Fund's current prospectus for complete details on fees and sales charges.

3.) Closing value including the deduction of a 4% front-end sales charge, assuming a complete redemption on November 30, 1998.

4.) The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds with maturities of 2 years or greater and a minimum credit rating of Baa or BBB, as rated by Moody's Investor Service, Inc. or Standard & Poor's Corp., respectively. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

5.) The Lipper CA Municipal Debt Funds Index is an equally-weighted performance index of the largest qualifying funds (based on net assets) in the Lipper CA Municipal Debt Funds objective. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.

   One Yr Return
------------------
Lehman      Lipper
------      ------
7.76%       7.78%

    MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST - FLORIDA

                      FUND PERFORMANCE NOVEMBER 30, 1998

                               GROWTH OF $10,000

     Date                 Total               LEHMAN               Lipper
--------------------------------------------------------------------------------
January 15, 1991         $ 9,600              $10,000              $10,000
November 30, 1991        $10,449              $10,833              $10,833
November 30, 1992        $11,589              $11,919              $11,941
November 30, 1993        $13,002              $13,241              $13,402
November 30, 1994        $12,055              $12,545              $12,327
November 30, 1995        $14,411              $14,916              $14,786
November 30, 1996        $15,135              $15,793              $15,496
November 30, 1997        $16,059              $16,925              $16,508
November 30, 1998        $17,275(3)           $18,175              $17,652
--------------------------------------------------------------------------------

                         AVERAGE ANNUAL TOTAL RETURNS

     1 Year              5 Years              10 Years       Since Inception
--------------------------------------------------------------------------------
     7.58(1)             5.85(1)                                 7.75(1)
     3.27(2)             4.99(2)                                 7.19(2)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                   --- Fund       --- Lehman(4)       --- Lipper (5)
--------------------------------------------------------------------------------

Past performance is not predictive of future returns

--------------------------------------------------------------------------------

1.) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

2.) Figure shown assumes reinvestment of all distribution and the deduction of the maximum applicable front-end sales charge (4%). See the Fund's current prospectus for complete details on fees and sales charges.

3.) Closing value including the deduction of a 4% front-end sales charge, assuming a complete redemption on November 30, 1998.

4.) The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds with maturities of 2 years or greater and a minimum credit rating of Baa or BBB, as rated by Moody's Investor Service, Inc. or Standard & Poor's Corp., respectively. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

5.) The Lipper FL Municipal Debt Funds Average tracks the performance of the funds that limit assets to those securities which are exempt from taxation in FL state (double tax-exempt) or a specified city in FL (triple tax-exempt) as reported by Lipper Analytical Services.

   One Yr Return
------------------
Lehman      Lipper
------      ------
7.76%       6.93%

 MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST - MASSACHUSETTS

                      FUND PERFORMANCE NOVEMBER 30, 1998

                               GROWTH OF $10,000

     Date                 Total               LEHMAN               Lipper
--------------------------------------------------------------------------------
January 15, 1991         $ 9,600              $10,000              $10,000
November 30, 1991        $10,548              $10,833              $10,857
November 30, 1992        $11,727              $11,919              $11,985
November 30, 1993        $13,259              $13,241              $13,394
November 30, 1994        $12,236              $12,545              $12,574
November 30, 1995        $14,755              $14,916              $14,861
November 30, 1996        $15,503              $15,793              $15,619
November 30, 1997        $16,538              $16,925              $16,698
November 30, 1998        $17,701(3)           $18,175              $17,875
--------------------------------------------------------------------------------

                         AVERAGE ANNUAL TOTAL RETURNS

     1 Year              5 Years              10 Years       Since Inception
--------------------------------------------------------------------------------
     7.03(1)             5.95(1)                                 8.08(1)
     2.75(2)             5.09(2)                                 7.52(2)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                   --- Fund       --- Lehman(4)       --- Lipper (5)
--------------------------------------------------------------------------------

Past performance is not predictive of future returns

--------------------------------------------------------------------------------

1.) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

2.) Figure shown assumes reinvestment of all distribution and the deduction of the maximum applicable front-end sales charge (4%). See the Fund's current prospectus for complete details on fees and sales charges.

3.) Closing value including the deduction of a 4% front-end sales charge, assuming a complete redemption on November 30, 1998.

4.) The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds with maturities of 2 years or greater and a minimum credit rating of Baa or BBB, as rated by Moody's Investor Service, Inc. or Standard & Poor's Corp., respectively. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

5.) The Lipper MA Municipal Debt Funds Index is an equally-weighted performance index of the largest qualifying funds (based on net assets) in the Lipper MA Municipal Debt Funds objective. The Index, which is adjusted for capital gains distributions and income dividends is unmanaged and should not be considered an investment. There are currently 10 funds represented in this Index.


   One Yr Return
------------------
Lehman      Lipper
------      ------
7.76%       7.05%

    MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST - MICHIGAN

                      FUND PERFORMANCE NOVEMBER 30, 1998

                               GROWTH OF $10,000

     Date                 Total               LEHMAN               Lipper
--------------------------------------------------------------------------------
January 15, 1991         $ 9,600              $10,000              $10,000
November 30, 1991        $10,516              $10,833              $10,795
November 30, 1992        $11,754              $11,919              $11,902
November 30, 1993        $13,197              $13,241              $13,237
November 30, 1994        $12,132              $12,545              $12,473
November 30, 1995        $14,642              $14,916              $14,636
November 30, 1996        $15,387              $15,793              $15,349
November 30, 1997        $16,389              $16,925              $16,319
November 30, 1998        $17,574(3)           $18,175              $17,426
--------------------------------------------------------------------------------

                         AVERAGE ANNUAL TOTAL RETURNS

     1 Year              5 Years              10 Years       Since Inception
--------------------------------------------------------------------------------
     7.23(1)             5.90(1)                                 7.98(1)
     2.94(2)             5.03(2)                                 7.42(2)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                   --- Fund       --- Lehman(4)       --- Lipper (5)
--------------------------------------------------------------------------------

Past performance is not predictive of future returns

--------------------------------------------------------------------------------

1.) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

2.) Figure shown assumes reinvestment of all distribution and the deduction of the maximum applicable front-end sales charge (4%). See the Fund's current prospectus for complete details on fees and sales charges.

3.) Closing value including the deduction of a 4% front-end sales charge, assuming a complete redemption on November 30, 1998.

4.) The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds with maturities of 2 years or greater and a minimum credit rating of Baa or BBB, as rated by Moody's Investor Service, Inc. or Standard & Poor's Corp., respectively. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

5.) The Lipper MI Municipal Debt Funds Index is an equally-weighted performance index of the largest qualifying funds (based on net assets) in the Lipper MI Municipal Debt Funds objective. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 10 funds represented in this Index.

   One Yr Return
------------------
Lehman      Lipper
------      ------
7.76%       6.79%

   MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST - MINNESOTA

                      FUND PERFORMANCE NOVEMBER 30, 1998

                               GROWTH OF $10,000

     Date                 Total               LEHMAN               Lipper
--------------------------------------------------------------------------------
January 15, 1991         $ 9,600              $10,000              $10,000
November 30, 1991        $10,312              $10,833              $10,707
November 30, 1992        $11,334              $11,919              $11,696
November 30, 1993        $12,767              $13,241              $13,073
November 30, 1994        $11,692              $12,545              $12,308
November 30, 1995        $14,100              $14,916              $14,465
November 30, 1996        $14,835              $15,793              $15,145
November 30, 1997        $15,689              $16,925              $16,120
November 30, 1998        $16,594(3)           $18,175              $17,231
--------------------------------------------------------------------------------

                         AVERAGE ANNUAL TOTAL RETURNS

     1 Year              5 Years              10 Years       Since Inception
--------------------------------------------------------------------------------
     5.77(1)             5.38(1)                                 7.20(1)
     1.54(2)             4.53(2)                                 6.64(2)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                   --- Fund       --- Lehman(4)       --- Lipper (5)
--------------------------------------------------------------------------------

Past performance is not predictive of future returns

--------------------------------------------------------------------------------

1.) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

2.) Figure shown assumes reinvestment of all distribution and the deduction of the maximum applicable front-end sales charge (4%). See the Fund's current prospectus for complete details on fees and sales charges.

3.) Closing value including the deduction of a 4% front-end sales charge, assuming a complete redemption on November 30, 1998.

4.) The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds with maturities of 2 years or greater and a minimum credit rating of Baa or BBB, as rated by Moody's Investor Service, Inc. or Standard & Poor's Corp., respectively. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

5.) The Lipper MN Municipal Debt Funds Index is an equally-weighted performance index of the largest qualifying funds (based on net assets) in the Lipper MN Municipal Debt Funds objective. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 10 funds represented in this Index.

   One Yr Return
------------------
Lehman      Lipper
------      ------
7.76%       6.89%

   MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST - NEW JERSEY

                      FUND PERFORMANCE NOVEMBER 30, 1998

                               GROWTH OF $10,000

     Date                 Total               LEHMAN               Lipper
--------------------------------------------------------------------------------
January 15, 1991         $ 9,600              $10,000              $10,000
November 30, 1991        $10,521              $10,833              $10,811
November 30, 1992        $11,714              $11,919              $11,868
November 30, 1993        $13,123              $13,241              $13,270
November 30, 1994        $12,079              $12,545              $12,411
November 30, 1995        $14,445              $14,916              $14,623
November 30, 1996        $15,158              $15,793              $15,324
November 30, 1997        $16,218              $16,925              $16,337
November 30, 1998        $17,432(3)           $18,175              $17,506
--------------------------------------------------------------------------------

                         AVERAGE ANNUAL TOTAL RETURNS

     1 Year              5 Years              10 Years       Since Inception
--------------------------------------------------------------------------------
     7.49(1)             5.84(1)                                 7.87(1)
     3.19(2)             4.98(2)                                 7.31(2)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                   --- Fund       --- Lehman(4)       --- Lipper (5)
--------------------------------------------------------------------------------

Past performance is not predictive of future returns

--------------------------------------------------------------------------------

1.) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

2.) Figure shown assumes reinvestment of all distribution and the deduction of the maximum applicable front-end sales charge (4%). See the Fund's current prospectus for complete details on fees and sales charges.

3.) Closing value including the deduction of a 4% front-end sales charge, assuming a complete redemption on November 30, 1998.

4.) The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds with maturities of 2 years or greater and a minimum credit rating of Baa or BBB, as rated by Moody's Investor Service, Inc. or Standard & Poor's Corp., respectively. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

5.) The Lipper NJ Municipal Debt Funds Index is an equally-weighted performance index of the largest qualifying funds (based on net assets) in the Lipper NJ Municipal Debt Funds objective. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 10 funds represented in this Index.

   One Yr Return
------------------
Lehman      Lipper
------      ------
7.76%       7.16%

    MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST - NEW YORK

                      FUND PERFORMANCE NOVEMBER 30, 1998

                               GROWTH OF $10,000

     Date                 Total               LEHMAN               Lipper
--------------------------------------------------------------------------------
January 15, 1991         $ 9,600              $10,000              $10,000
November 30, 1991        $10,630              $10,833              $10,979
November 30, 1992        $11,730              $11,919              $12,144
November 30, 1993        $13,244              $13,241              $13,578
November 30, 1994        $12,058              $12,545              $12,495
November 30, 1995        $14,638              $14,916              $14,887
November 30, 1996        $15,437              $15,793              $15,580
November 30, 1997        $16,526              $16,925              $16,648
November 30, 1998        $17,766(3)           $18,175              $17,874
--------------------------------------------------------------------------------

                         AVERAGE ANNUAL TOTAL RETURNS

     1 Year              5 Years              10 Years       Since Inception
--------------------------------------------------------------------------------
     7.50(1)             6.05(1)                                 8.13(1)
     3.20(2)             5.19(2)                                 7.57(2)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                   --- Fund       --- Lehman(4)       --- Lipper (5)
--------------------------------------------------------------------------------

Past performance is not predictive of future returns

--------------------------------------------------------------------------------

1.) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

2.) Figure shown assumes reinvestment of all distribution and the deduction of the maximum applicable front-end sales charge (4%). See the Fund's current prospectus for complete details on fees and sales charges.

3.) Closing value including the deduction of a 4% front-end sales charge, assuming a complete redemption on November 30, 1998.

4.) The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds with maturities of 2 years or greater and a minimum credit rating of Baa or BBB, as rated by Moody's Investor Service, Inc. or Standard & Poor's Corp., respectively. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

5.) The Lipper NY Municipal Debt Funds Index is an equally-weighted performance index of the largest qualifying funds (based on net assets) in the Lipper NY Municipal Debt Funds objective. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 10 funds represented in this Index.

   One Yr Return
------------------
Lehman      Lipper
------      ------
7.76%       7.37%

      MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST - OHIO

                      FUND PERFORMANCE NOVEMBER 30, 1998

                               GROWTH OF $10,000

     Date                 Total               LEHMAN               Lipper
--------------------------------------------------------------------------------
January 15, 1991         $ 9,600              $10,000              $10,000
November 30, 1991        $10,402              $10,833              $10,786
November 30, 1992        $11,558              $11,919              $11,868
November 30, 1993        $13,083              $13,241              $13,234
November 30, 1994        $11,991              $12,545              $12,515
November 30, 1995        $14,511              $14,916              $14,717
November 30, 1996        $15,243              $15,793              $15,486
November 30, 1997        $16,260              $16,925              $16,474
November 30, 1998        $17,371(3)           $18,175              $17,634
--------------------------------------------------------------------------------

                         AVERAGE ANNUAL TOTAL RETURNS

     1 Year              5 Years              10 Years       Since Inception
--------------------------------------------------------------------------------
     6.84(1)             5.83(1)                                 7.82(1)
     2.57(2)             4.97(2)                                 7.27(2)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                   --- Fund       --- Lehman(4)       --- Lipper (5)
--------------------------------------------------------------------------------

Past performance is not predictive of future returns

--------------------------------------------------------------------------------

1.) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

2.) Figure shown assumes reinvestment of all distribution and the deduction of the maximum applicable front-end sales charge (4%). See the Fund's current prospectus for complete details on fees and sales charges.

3.) Closing value including the deduction of a 4% front-end sales charge, assuming a complete redemption on November 30, 1998.

4.) The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds with maturities of 2 years or greater and a minimum credit rating of Baa or BBB, as rated by Moody's Investor Service, Inc. or Standard & Poor's Corp., respectively. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

5.) The Lipper OH Municipal Debt Funds Index is an equally-weighted performance index of the largest qualifying funds (based on net assets) in the Lipper OH Municipal Debt Funds objective. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 10 funds represented in this Index.

   One Yr Return
------------------
Lehman      Lipper
------      ------
7.76%       7.04%

  MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST - PENNSYLVANIA

                      FUND PERFORMANCE NOVEMBER 30, 1998

                               GROWTH OF $10,000

     Date                 Total               LEHMAN               Lipper
--------------------------------------------------------------------------------
January 15, 1991         $ 9,600              $10,000              $10,000
November 30, 1991        $10,442              $10,833              $10,875
November 30, 1992        $11,640              $11,919              $12,014
November 30, 1993        $13,112              $13,241              $13,425
November 30, 1994        $12,084              $12,545              $12,699
November 30, 1995        $14,458              $14,916              $14,980
November 30, 1996        $15,220              $15,793              $15,754
November 30, 1997        $16,212              $16,925              $16,803
November 30, 1998        $17,283(3)           $18,175              $17,875
--------------------------------------------------------------------------------

                         AVERAGE ANNUAL TOTAL RETURNS

     1 Year              5 Years              10 Years       Since Inception
--------------------------------------------------------------------------------
     6.60(1)             5.68(1)                                 7.75(1)
     2.34(2)             4.82(2)                                 7.20(2)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                   --- Fund       --- Lehman(4)       --- Lipper (5)
--------------------------------------------------------------------------------

Past performance is not predictive of future returns

--------------------------------------------------------------------------------

1.) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

2.) Figure shown assumes reinvestment of all distribution and the deduction of the maximum applicable front-end sales charge (4%). See the Fund's current prospectus for complete details on fees and sales charges.

3.) Closing value including the deduction of a 4% front-end sales charge, assuming a complete redemption on November 30, 1998.

4.) The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds with maturities of 2 years or greater and a minimum credit rating of Baa or BBB, as rated by Moody's Investor Service, Inc. or Standard & Poor's Corp., respectively. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

5.) The Lipper PA Municipal Debt Funds Index is an equally-weighted performance index of the largest qualifying funds (based on net assets) in the Lipper PA Municipal Debt Funds objective. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 10 funds represented in this Index.

   One Yr Return
------------------
Lehman      Lipper
------      ------
7.76%       6.38%

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
PORTFOLIO SUMMARY November 30, 1998 (unaudited)



                                                ARIZONA    CALIFORNIA    FLORIDA    MASSACHUSETTS
                                                 SERIES      SERIES       SERIES       SERIES
                                              ----------- ------------ ----------- --------------
Credit Ratings (1):
Aaa or AAA ..................................         46%         57%          75%         58%
Aa or AA ....................................         33          17           12          20
A or A ......................................         19          20            6           7
Baa or BBB ..................................          2           6            7          15
Non Rated (2) ...............................         --          --           --          --
Long-Term Portfolio Distribution by Call Date
  1999 ......................................         --          --            3%         --
  2000 ......................................          5%         --            1           4%
  2001 ......................................          9          14%          10           6
  2002 ......................................         28          21           28          15
  2003 ......................................          5          14            6          18
  2004 ......................................         11          --           --           4
  2005 ......................................          5          --            5           8
  2006 ......................................         --           8            6           6
  2007 ......................................         --           4            6           3
  2008 ......................................         18          20           12          21
  2009+ .....................................         19          19           23          15
Average Weighted (3):
  Maturity ..................................    18 Years    20 Years     19 Years    18 Years
  Call Protection ...........................     7 Years     8 Years      8 Years     7 Years
  Modified Duration .........................     6 Years     8 Years      7 Years     7 Years
Per Share Net Asset Value:
  November 30, 1997 .........................    $ 10.64     $ 10.96      $ 10.97     $ 11.10
  November 30, 1998 .........................    $ 10.81     $ 11.22      $ 11.25     $ 11.33
Distributions (4) ...........................    $  0.51     $  0.54      $  0.52     $  0.53
Total Return (5):
  12 months ended 11/30/98 ..................       6.56%       7.58%        7.58%       7.03%

 .
---------------
(1) Represents Moody's or Standard & Poor's ratings of the credit quality of the long-term bonds owned by each Series.
(2) Unrated at time of purchase; deemed by Investment Manager to be comparable to investment grade securities.
(3)    Includes short-term securities.
(4) Includes all income dividends and capital gains distributions, if any, paid by each Series for the 12 months ended November 30, 1998.
(5) Total return figures represent the change in each Series' total value for each period measured, taking into account the change in NAV plus compounded, reinvested dividends and do not reflect the deduction of sales load.

   MICHIGAN    MINNESOTA   NEW JERSEY    NEW YORK      OHIO     PENNSYLVANIA
    SERIES       SERIES      SERIES       SERIES      SERIES       SERIES
------------- ----------- ------------ ----------- ----------- --------------
        82%           38%         63%          48%         66%         72%
        15            34          18           11          17          13
         3            24           7           32          12          12
        --             4           9            9           5           2
        --            --           3           --          --           1

        --            --           5%          --           3%         --
        --             3%         --           --          --          --
         7%            5          11           --          13          13%
        30            24          26           14%         27          26
         9            36           7            9           2          12
        --            --          --            5          --          --
        16            --          12           14          15           4
         5             6           7           23          --           4
        --            --           3            5           6           3
        30            18          26           16          23          28
         3             8           3           14          11          10
   20 Years      17 Years    18 Years     18 Years    19 Years    20 Years
    6 Years       6 Years     6 Years      7 Years     7 Years     7 Years
    7 Years       6 Years     6 Years      7 Years     7 Years     7 Years
    $10.94       $ 10.70     $ 10.88      $ 11.11     $ 10.94     $ 10.97
    $11.19       $ 10.82     $ 11.15      $ 11.41     $ 11.15     $ 11.15
    $ 0.51       $  0.49     $  0.53      $  0.52     $  0.52     $  0.53
      7.23%         5.77%       7.49%        7.50%       6.84%       6.60%

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- ARIZONA SERIES

PORTFOLIO OF INVESTMENTS November 30, 1998


 PRINCIPAL
 AMOUNT IN                                                                                 COUPON     MATURITY
 THOUSANDS                                                                                  RATE        DATE         VALUE
-----------                                                                             ------------ ---------- --------------
            ARIZONA TAX-EXEMPT MUNICIPAL BONDS (93.5%)
            General Obligation (14.7%)
 $  1,000   Paradise Valley Unified School District #69, Ser B 1995 (MBIA) ............ 5.25 %       07/01/15    $ 1,032,780
            Phoenix,
    1,000   Refg Ser 1992 ............................................................. 6.375        07/01/13      1,096,800
    1,000   Ser 1998 .................................................................. 4.50         07/01/18        957,250
            Tucson,
      750   Refg Ser 1995 (FGIC) ...................................................... 5.50         07/01/12        798,788
    1,000   Refg Ser 1998 ............................................................. 5.50         07/01/18      1,088,190
    1,000   Puerto Rico, Public Improvement Ser 1998 (MBIA) ........................... 6.00         07/01/16      1,155,660
 --------                                                                                                        -----------
    5,750                                                                                                          6,129,468
 --------                                                                                                        -----------
            Educational Facilities Revenue (5.1%)
    1,000   Arizona Board of Regents, Arizona State University Ser 1992 A ............. 5.50         07/01/19      1,034,700
    1,000   University of Arizona, Telecommunications Ser 1991 COPs ................... 6.50         07/15/12      1,098,710
 --------                                                                                                        -----------
    2,000                                                                                                          2,133,410
 --------                                                                                                        -----------
            Electric Revenue (6.8%)
      820   Salt River Project Agricultural Improvement & Power District, Refg 1992
            Ser D ..................................................................... 6.25         01/01/27        882,820
            Puerto Rico Electric Power Authority,
    1,000   Power Ser DD (FSA) ........................................................ 4.50         07/01/19        948,460
    1,000   Power Ser GG (FSA) ........................................................ 4.75         07/01/21        978,270
 --------                                                                                                        -----------
    2,820                                                                                                          2,809,550
 --------                                                                                                        -----------
            Hospital Revenue (12.2%)
      700   Arizona Health Facilities Authority, Phoenix Memorial Hospital
            Refg Ser 1991 ............................................................. 8.20         06/01/21        752,458
            Maricopa County Industrial Development Authority,
    2,000   Catholic Healthcare West 1992 Ser A (MBIA) ................................ 5.75         07/01/11      2,150,480
    1,000   Mayo Clinic Ser 1998 ...................................................... 5.25         11/15/37      1,007,690
    1,100   Pima County Industrial Development Authority, Carondelet Health Care
 --------
            Corp Ser 1993 (MBIA)** .................................................... 5.25         07/01/13      1,174,107
                                                                                                                 -----------
    4,800                                                                                                          5,084,735
 --------                                                                                                        -----------
            Industrial Development/Pollution Control Revenue (9.3%)
    1,000   Greenlee County Industrial Development Authority, Phelps Dodge Corp
            Refg 1994 ................................................................. 5.45         06/01/09      1,047,600
    1,000   Mohave County Industrial Development Authority, Citizens Utilities Co
            1993 Ser B (AMT) .......................................................... 5.80         11/15/28      1,032,510
    1,700   Santa Cruz County Industrial Development Authority, Citizens Utilities Co
 --------
            Ser 1991 (AMT) ............................................................ 7.15         02/01/23      1,769,938
                                                                                                                 -----------
    3,700                                                                                                          3,850,048
 --------                                                                                                        -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- ARIZONA SERIES

 PRINCIPAL
 AMOUNT IN                                                                              COUPON     MATURITY
 THOUSANDS                                                                               RATE        DATE        VALUE
-----------                                                                          ------------ ---------- -------------
            Mortgage Revenue -- Multi-Family (2.4%)
  $   940   Pima County Industrial Development Authority, Rancho Mirage Ser 1992
  -------
            (AMT) (AGRC) ........................................................... 7.05 %       04/01/22    $ 1,005,396
                                                                                                              -----------
            Public Facilities Revenue (5.0%)
            Arizona,
      500   Refg Ser 1992 B COPs (AMBAC) ........................................... 6.25         09/01/10        543,760
      500   Ser 1991 COPs (FSA) .................................................... 6.25         09/01/11        537,705
    1,000   Puerto Rico Infrastructure Financing Authority, Special Tax Ser 1997 A
  -------
            (AMBAC) ................................................................ 5.00         07/01/28      1,001,640
                                                                                                              -----------
    2,000                                                                                                       2,083,105
  -------                                                                                                     -----------
            Transportation Facilities Revenue (10.1%)
    1,000   Phoenix, Street & Highway User Refg Ser 1993 ........................... 5.125        07/01/11      1,037,550
            Tucson,
    1,000   Street & Highway User Sr Lien Refg Ser 1993 ............................ 5.50         07/01/09      1,066,310
    1,000   Street & Highway User Sr Lien Refg Ser 1996 (MBIA) ..................... 6.00         07/01/10      1,147,890
    1,000   Puerto Rico Highway & Transportation Authority, Ser 1998 A ............. 4.75         07/01/38        960,360
  -------                                                                                                     -----------
    4,000                                                                                                       4,212,110
  -------                                                                                                     -----------
            Water & Sewer Revenue (24.9%)
    1,000   Arizona Wastewater Management Authority, Wastewater Ser 1992 A
            (AMBAC) ................................................................ 5.95         07/01/12      1,081,860
    1,000   Arizona Water Infrastructure Finance Authority, Water Quality Ser 1998 A
            (MBIA) ................................................................. 5.00         07/01/17      1,009,060
    1,000   Chandler, Water & Sewer Refg Ser 1992 (FGIC) ........................... 6.25         07/01/13      1,091,780
    1,000   Gilbert, Water & Wastewater Refg Ser 1992 (FGIC) ....................... 6.50         07/01/22      1,121,350
    1,000   Mesa, Utility Ser 1998 (MBIA) .......................................... 4.50         07/02/18        951,170
            Phoenix Civic Improvement Corporation,
    1,000   Wastewater Jr Lien Ser 1994 ............................................ 5.45         07/01/19      1,041,520
    1,000   Wastewater Refg Ser 1993 ............................................... 4.75         07/01/23        968,930
    1,000   Scottsdale Water & Sewer Refg Ser 1998 E (WI) .......................... 4.50         07/01/23        937,720
    2,000   Tucson, Water Refg Ser 1991 ............................................ 6.50         07/01/16      2,160,280
  -------                                                                                                     -----------
   10,000                                                                                                      10,363,670
  -------                                                                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- ARIZONA SERIES

 PRINCIPAL
 AMOUNT IN                                                                                  COUPON      MATURITY
 THOUSANDS                                                                                   RATE         DATE         VALUE
-----------                                                                              ------------ ------------ -------------
            Refunded (3.0%)
 $  1,150   Arizona Health Facilities Authority, Phoenix Baptist Hospital & Medical
 --------   Center Inc & Medical Environments Inc Ser 1992 (MBIA) (ETM) ................ 6.25 %        09/01/11     $ 1,266,127
                                                                                                                    -----------
   37,160   TOTAL ARIZONA TAX-EXEMPT MUNICIPAL BONDS
 --------   (Identified Cost $36,557,737).......................................................................     38,937,619
                                                                                                                    -----------
            SHORT-TERM ARIZONA TAX EXEMPT MUNICIPAL OBLIGATIONS (5.7%)
    1,700   Maricopa County, Arizona Public Service Co Ser 1994 F (Demand 12/01/98)..... 3.25*         05/01/29       1,700,000
      700   Tempe, Excise Tax Ser 1998 (Demand 12/01/98) ............................... 3.30*         07/01/23         700,000
 --------                                                                                                           -----------
    2,400   TOTAL SHORT-TERM ARIZONA TAX-EXEMPT MUNICIPAL OBLIGATIONS
            (Identified Cost $2,400,000)........................................................................      2,400,000
                                                                                                                    -----------
 $ 39,560   TOTAL INVESTMENTS (Identified Cost $38,957,737) (a)....................................      99.2%       41,337,619
 ========
            CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES ........................................       0.8           317,591
                                                                                                        -------     -----------
            NET ASSETS ............................................................................     100.0%      $41,655,210
                                                                                                        =======     ===========

---------------
AMT      Alternative Minimum Tax.
COPs     Certificates of Participation.
ETM      Escrowed to maturity.
WI       Security purchased on a "when-issued" basis.
*        Current coupon of variable rate demand obligation.
** This security is segregated in connection with the purchase of a "when-issued" security.
(a) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $2,379,882.

Bond Insurance:
---------------
AGRC     Asset Guaranty Reinsurance Company.
AMBAC    AMBAC Indemnity Corporation.
FGIC     Financial Guaranty Insurance Company.
FSA      Financial Security Assurance Inc.
MBIA     Municipal Bond Investors Assurance Corporation.


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- CALIFORNIA
SERIES
PORTFOLIO OF INVESTMENTS November 30, 1998


 PRINCIPAL
 AMOUNT IN                                                                                COUPON    MATURITY
 THOUSANDS                                                                                 RATE       DATE         VALUE
-----------                                                                             ---------- ---------- ---------------
            CALIFORNIA TAX-EXEMPT MUNICIPAL BONDS (93.7%)
            General Obligation (10.7%)
            California,
 $  2,000   Various Purpose 04/01/93 (FSA) ............................................ 5.50%      04/01/19    $  2,086,660
    2,000   Refg Dtd 10/01/98 ......................................................... 4.50       10/01/28       1,869,180
    2,500   Carlsbad Unified School District, Ser 1997 (FGIC) ......................... 0.00       11/01/16       1,030,025
    3,000   Los Angeles Unified School District, 1997 Ser B (FGIC) .................... 5.00       07/01/23       3,002,490
    3,000   Mojave Water Agency, Impr Dist M Morongo Basin Pipeline Refg
 --------
            Ser 1996 (FGIC) ........................................................... 5.80       09/01/22       3,250,290
                                                                                                               ------------
   12,500                                                                                                        11,238,645
 --------                                                                                                      ------------
            Educational Facilities Revenue (11.5%)
            California Educational Facilities Authority,
    2,000   Carnegie Institution of Washington 1993 Ser A ............................. 5.60       10/01/23       2,120,860
    4,000   Claremont Colleges Ser 1992 ............................................... 6.375      05/01/22       4,295,840
    1,360   Loyola Marymount University Refg Ser 1992 ................................. 6.00       10/01/14       1,442,280
    1,500   University of San Diego Refg Ser 1998 (AMBAC) ............................. 4.75       10/01/15       1,510,725
    2,500   University of Southern California Ser 1993 B .............................. 5.80       10/01/15       2,673,200
 --------                                                                                                      ------------
   11,360                                                                                                        12,042,905
 --------                                                                                                      ------------
            Electric Revenue (9.9%)
    2,000   Kings River Conservation District, Pine Flat Power Ser D .................. 6.00       01/01/17       2,102,020
    2,000   Los Angeles Department of Water & Power, Refg Issue of 1993
            (Secondary AMBAC) ......................................................... 5.375      09/01/23       2,060,860
    1,000   Sacramento Municipal Utility District, Refg 1993 Ser D (MBIA) ............. 5.625      11/15/15       1,051,860
    5,000   Southern California Public Power Authority, Mead - Phoenix (AMBAC) ........ 5.15       07/01/15       5,245,100
 --------                                                                                                      ------------
   10,000                                                                                                        10,459,840
 --------                                                                                                      ------------
            Hospital Revenue (13.3%)
            California Health Facilities Financing Authority,
    2,000   Catholic Health Corp Ser 1992 A (MBIA) .................................... 6.00       07/01/13       2,177,560
    2,000   Cedars-Sinai Medical Center Ser 1997 A (MBIA) ............................. 5.25       08/01/27       2,050,800
    3,000   Scripps Memorial Hospitals Ser 1992 A (MBIA) .............................. 6.375      10/01/22       3,302,400
    2,000   California Statewide Communities Development Authority,
            Cedars-Sinai Medical Center Ser 1992 COPs ................................. 6.50       08/01/12       2,308,340
            Duarte,
    2,000   City of Hope National Medical Center Ser 1993 COPs ........................ 6.00       04/01/08       2,094,060
    2,000   City of Hope National Medical Center Ser 1993 COPs ........................ 6.125      04/01/13       2,104,120
 --------                                                                                                      ------------
   13,000                                                                                                        14,037,280
 --------                                                                                                      ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- CALIFORNIA
SERIES
PORTFOLIO OF INVESTMENTS November 30, 1998, continued


 PRINCIPAL
 AMOUNT IN                                                                                  COUPON     MATURITY
 THOUSANDS                                                                                   RATE        DATE         VALUE
-----------                                                                               ------------ ---------- ---------------
            Industrial Development/Pollution Control Revenue (1.6%)
 $  1,500   California Pollution Control Financing Authority, San Diego Gas & Electric
 --------   Co 1996 Ser A ................................................................ 5.90 %       06/01/14    $  1,689,525
            Mortgage Revenue - Multi-Family (2.1%)                                                                  ------------
    2,000   California Housing Finance Agency, Rental II 1992 Ser B ...................... 6.70         08/01/15       2,163,200
 --------                                                                                                           ------------
            Mortgage Revenue - Single Family (4.7%)
      690   California Housing Finance Agency, Home 1991 Ser C (AMT) (MBIA) .............. 7.00         08/01/23         736,892
    2,880   California Rural Home Finance Authority, 1997 Ser A-2 (AMT) .................. 7.00         09/01/29       3,254,688
      935   Puerto Rico Housing Finance Corporation, Portfolio One GNMA-Backed
 --------   Ser C ........................................................................ 6.85         10/15/23         998,861
    4,505                                                                                                           ------------
 --------                                                                                                              4,990,441
            Public Facilities Revenue (7.9%)                                                                        ------------
    5,000   Anaheim Public Financing Authority, 1997 Ser C (FSA) ......................... 0.00         09/01/26       1,212,350
    2,000   San Francisco California Redevelopment Agency, Ser 1998 (FSA) ................ 5.00         07/01/25       2,001,660
    2,000   San Jose Financing Authority, Convention Center Refg 1993 Ser C .............. 6.375        09/01/13       2,133,440
    2,700   Torrance, Refg 1991 COPs ..................................................... 6.80         07/01/12       2,922,858
 --------                                                                                                           ------------
   11,700                                                                                                              8,270,308
 --------                                                                                                           ------------
            Tax Allocation Revenue (1.0%)
    1,000   Industry Urban-Development Agency, Transportation-Distribution-Industrial
            Redev Proj #3 1992 Refg ...................................................... 6.90         11/01/16       1,096,980
            Transportation Facilities Revenue (8.9%)                                                                ------------
    2,000   Los Angeles County Transportation Commission, Sales Tax Refg Ser 1991-B        6.50         07/01/13       2,168,020
    2,000   San Francisco Bay Area Rapid Transit District, Sales Tax Ser 1998 (AMBAC)      4.75         07/01/23       1,946,160
            San Joaquin Hills Transportation Corridor Agency,
    3,000    Toll Road Refg Ser 1997 A (MBIA) ............................................ 0.00         01/15/26         761,310
    2,000    Toll Road Refg Ser 1997 A (MBIA) ............................................ 5.25         01/15/30       2,045,620
    3,000    Toll Road Refg Ser 1997 A (MBIA) ............................................ 0.00         01/15/35         481,320
    2,000   Puerto Rico Highway & Transportation Authority, Ser 1998 A ................... 4.75         07/01/38       1,920,720
 --------                                                                                                           ------------
   14,000                                                                                                              9,323,150
 --------                                                                                                           ------------
            Water & Sewer Revenue (14.6%)
    1,000   Contra Costa Water Authority, 1992 Ser E (AMBAC) ............................. 6.25         10/01/12       1,188,990
            East Bay Municipal Utility District,
    3,000    Water Refg Ser 1992 ......................................................... 6.00         06/01/20       3,214,890
    2,000    Water Refg Ser 1998 (MBIA) .................................................. 4.75         06/01/34       1,930,200
    3,000   Eastern Municipal Water District, Water & Sewer Refg Ser 1998 A COPs
            (FGIC) ....................................................................... 4.75         07/01/23       2,919,240
    2,000   Metropolitan Water District of Southern California, Waterworks 1997 S r A .... 5.00         07/01/26       2,004,980


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- CALIFORNIA
SERIES
PORTFOLIO OF INVESTMENTS November 30, 1998, continued


 PRINCIPAL
 AMOUNT IN                                                                                   COUPON      MATURITY
 THOUSANDS                                                                                    RATE         DATE          VALUE
-----------                                                                                ---------- ------------- ---------------
 $  2,000   San Francisco Public Utilities Commission, Water 1992 Refg Ser A ............. 6.00%      11/01/15       $  2,133,980
    2,000   Stockton, Waste Water 1998 Ser A (MBIA) ...................................... 5.00       09/01/23          2,001,600
 --------                                                                                                            ------------
   15,000                                                                                                              15,393,880
 --------                                                                                                            ------------
            Refunded (7.5%)
    1,000   Alameda County Water District, 1992 COPs (MBIA) .............................. 6.20       06/01/02+         1,104,240
    2,000   Los Angeles County, 1991 Master Refg COPs .................................... 6.708      05/01/01+         2,172,620
    4,000   San Diego County Water Authority, Ser 1991-B COPs (MBIA) ..................... 6.30       05/01/06+         4,605,440
 --------                                                                                                            ------------
    7,000                                                                                                               7,882,300
 --------                                                                                                            ------------
  103,565   TOTAL CALIFORNIA TAX-EXEMPT MUNICIPAL BONDS
            (Identified Cost $91,659,053)..........................................................................    98,588,454
            SHORT-TERM CALIFORNIA TAX-EXEMPT MUNICIPAL OBLIGATIONS (4.9%)                                            ------------
    3,550   California Pollution Control Financing Authority, Pacific Gas & Electric Co
            Ser 1997 A (Demand 12/01/98) ................................................. 3.25*      12/01/18          3,550,000
    1,560   Newport Beach, Hoag Memorial Hospital/Presbyterian Ser 1992
 --------   (Demand 12/01/98) ............................................................ 3.25*      10/01/22          1,560,000
    5,110   TOTAL SHORT-TERM CALIFORNIA TAX-EXEMPT MUNICIPAL OBLIGATIONS                                             ------------
---------   (Identified Cost $5,110,000) ..........................................................................     5,110,000
                                                                                                                     ------------
 $108,675   TOTAL INVESTMENTS (Identified Cost $96,769,053) (a).......................................  98.6%         103,698,454
 ========
            CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES ...........................................   1.4            1,476,987
                                                                                                       ------        ------------
            NET ASSETS ............................................................................... 100.0%        $105,175,441
                                                                                                       ======        ============



---------------
AMT      Alternative Minimum Tax.
COPs     Certificates of Participation.
+        Prerefunded to call date shown.
*        Current coupon of variable rate demand obligation.
(a) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $7,022,857 and the aggregate gross unrealized depreciation is $93,456, resulting in net unrealized appreciation of $6,929,401.

Bond Insurance:
---------------
AMBAC    AMBAC Indemnity Corporation.
FGIC     Financial Guaranty Insurance Company.
FSA      Financial Security Assurance Inc.
MBIA     Municipal Bond Investors Assurance Corporation.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- FLORIDA SERIES

PORTFOLIO OF INVESTMENTS November 30, 1998


 PRINCIPAL
 AMOUNT IN                                                                                   COUPON    MATURITY
 THOUSANDS                                                                                    RATE       DATE         VALUE
-----------                                                                                ---------- ---------- --------------
            FLORIDA TAX-EXEMPT MUNICIPAL BONDS (91.6%)
            General Obligation (2.7%)
 $  1,500   Florida Board of Education, Capital Outlay Refg Ser 1992 A ................... 6.40%      06/01/19    $ 1,632,195
 --------                                                                                                         -----------
            Educational Facilities Revenue (2.6%)
    1,500   Volusia County Educational Facilities Authority, Embry-Riddle
---------   Aeronautical University Ser 1996 A ........................................... 6.125      10/15/16      1,615,605
                                                                                                                  -----------
            Electric Revenue (16.6%)
    2,000   Jacksonville Electric Authority, St Johns River Power Park Issue 2 Ser 7 ..... 5.50       10/01/14      2,097,280
    1,000   Jupiter Island, South Martin Reg Utility Ser 1998 (MBIA) ..................... 5.00       10/01/28      1,000,820
    1,000   Lakeland, Electric & Water Refg Ser 1996 (FGIC) .............................. 6.00       10/01/14      1,145,190
            Orlando Utilities Commission,
    1,000    Refg Ser 1993 A ............................................................. 5.25       10/01/14      1,031,180
    1,000    Ser 1993 .................................................................... 5.125      10/01/19      1,006,520
            Puerto Rico Electric Power Authority,
    2,000    Power Ser DD (FSA) .......................................................... 4.50       07/01/19      1,896,920
    2,000    Power Ser O ................................................................. 5.00       07/01/12      2,003,120
 --------                                                                                                         -----------
   10,000                                                                                                          10,181,030
 --------                                                                                                         -----------
            Hospital Revenue (12.2%)
    1,000   Alachua County Health Facilities Authority, Shands Teaching Hospital &
            Clinics Ser 1996 A (MBIA) .................................................... 6.25       12/01/11      1,178,430
    1,000   Jacksonville, University Medical Center Inc Ser 1992 (Connie Lee) ............ 6.60       02/01/21      1,087,990
    1,000   Orange County Health Facilities Authority, Adventist Health/Sunbelt
            Ser 1995 (AMBAC) ............................................................. 5.25       11/15/20      1,013,530
      945   Polk County Industrial Development Authority, United Haven Hospital
            1985 Ser 2 (MBIA) ............................................................ 6.25       09/01/15      1,039,282
    2,000   Sarasota County Public Hospital Board, Sarasota Memorial Hospital
            Refg Ser 1998 B (MBIA) ....................................................... 5.25       07/01/24      2,089,400
    1,000   Tampa Health System, Catholic Health East Health Ser 1998 A-1 (MBIA) ......... 5.50       11/15/14      1,086,740
 --------                                                                                                         -----------
    6,945                                                                                                           7,495,372
 --------                                                                                                         -----------
            Industrial Development/Pollution Control Revenue (8.9%)
            Citrus County,
      500    Florida Power Corp Refg Ser 1992 B .......................................... 6.35       02/01/22        543,860
    2,000    Florida Power Corp Refg Ser 1992 A .......................................... 6.625      01/01/27      2,166,220
    1,500   St Johns County Industrial Development Authority, Professional Golf Hall
            of Fame Ser 1996 (MBIA) ...................................................... 5.80       09/01/16      1,627,095
    1,000   St Lucie County, Florida Power & Light Co Ser 1992 (AMT) ..................... 6.70       05/01/27      1,090,970
 --------                                                                                                         -----------
    5,000                                                                                                           5,428,145
 --------                                                                                                         -----------
            Mortgage Revenue -- Single Family (3.4%)
      400   Brevard County Housing Finance Authority, Refg Ser 1991 B (FSA) .............. 7.00       03/01/13        422,788
      320   Florida Housing Finance Agency, GNMA Collateral 1990 Ser G-1 (AMT) ........... 7.90       03/01/22        336,909
    1,230   Puerto Rico Housing Finance Corporation, Portfolio One GNMA-Backed
 --------   Ser C ........................................................................ 6.85       10/15/23      1,314,009
                                                                                                                  -----------
    1,950                                                                                                           2,073,706
 --------                                                                                                         -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- FLORIDA SERIES

 PRINCIPAL
 AMOUNT IN                                                                                COUPON       MATURITY
 THOUSANDS                                                                                 RATE          DATE          VALUE
-----------                                                                            -----------   -----------   -------------
              Public Facilities Revenue (10.6%)
  $ 2,000     Manatee County School Board, COPs (MBIA) .............................   4.875%         07/01/18      $ 1,993,660
    1,000     Miami Sports & Exhibition Authority, Refg Ser 1992 A (FGIC) ..........   6.15           10/01/20        1,092,880
    3,000     Palm Beach County, Criminal Justice Ser 1997 (FGIC) ..................   5.75           06/01/13        3,368,970
  -------                                                                                                           -----------
    6,000                                                                                                             6,455,510
  -------                                                                                                           -----------
              Resource Recovery Revenue (1.8%)
    1,000     Lee County, Solid Waste Ser 1991 A (AMT) (MBIA) ......................   6.50           10/01/13        1,084,210
  -------                                                                                                           -----------
              Transportation Facilities Revenue (20.1%)
    1,000     Dade County, Aviation 1992 Ser B (AMT) (MBIA) ........................   6.60           10/01/22        1,103,070
              Greater Orlando Aviation Authority,
    1,000      Ser 1997 (AMT) (FGIC) ...............................................   5.75           10/01/11        1,110,480
      750      Ser 1992 A (AMT) (FGIC) .............................................   6.50           10/01/12          826,080
    1,000     Hillsborough County Aviation Authority, Tampa Int'l Airport
              Refg Ser 1993 B (FGIC) ...............................................   5.60           10/01/19        1,052,030
    1,500     Lee County, Refg Ser 1991 (AMBAC) ....................................   6.00           10/01/17        1,578,030
              Mid-Bay Bridge Authority,
    3,000      Refg Ser 1993 A (AMBAC) .............................................   5.95           10/01/22        3,291,480
    3,000      Ser 1997 A (AMBAC) ..................................................   0.00           10/01/24          786,390
    1,500     Osceola County, Osceola Parkway (MBIA) ...............................   6.10           04/01/17        1,623,660
    1,000     Puerto Rico Highway & Transportation Authority, Ser 1998 A ...........   4.75           07/01/38          960,360
  -------                                                                                                           -----------
   13,750                                                                                                            12,331,580
  -------                                                                                                           -----------
              Water & Sewer Revenue (9.2%)
    2,000     Dade County, Water & Sewer Ser 1995 (FGIC) ...........................   5.50           10/01/25        2,108,560
      485     Orange County, Water Utilities Ser 1992 (AMBAC) ......................   6.25           10/01/17          527,234
    1,000     Sunrise, Utility Refg Ser 1998 (AMBAC) ...............................   5.50           10/01/18        1,088,850
    2,000     Tampa Bay, Water Utility Ser 1998 B (FGIC) ...........................   4.75           10/01/27        1,926,900
  -------                                                                                                           -----------
    5,485                                                                                                             5,651,544
  -------                                                                                                           -----------
              Refunded (3.5%)
    1,000     Hillsborough County Industrial Authority, Allegany Health/John Knox
              Village of Tampa Bay Inc Ser 1992 (MBIA) .............................   6.375         12/01/03+        1,085,110
    1,000     South Broward Hospital District, Ser 1991 B & C (AMBAC) ..............   6.611         05/01/01+        1,084,820
  -------                                                                                                           -----------
    2,000                                                                                                             2,169,930
  -------                                                                                                           -----------
   55,130     TOTAL FLORIDA TAX-EXEMPT MUNICIPAL BONDS
  -------
              (Identified Cost $52,206,628)...................................................................       56,118,827
                                                                                                                    -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- FLORIDA SERIES

 PRINCIPAL
 AMOUNT IN                                                                              COUPON        MATURITY
 THOUSANDS                                                                               RATE           DATE           VALUE
-----------                                                                          ------------   ------------   -------------
              SHORT-TERM FLORIDA TAX-EXEMPT MUNICIPAL OBLIGATIONS (5.1%)
  $   300     Dade County Health Facilities Authority, Miami Children's Hospital
              Ser 1990 (Demand 12/01/98) .........................................   3.30*%           09/01/20      $   300,000
    2,800     Escambia County, Gulf Power Co Ser 1997 (Demand 12/01/98) ..........   3.45*            07/01/22        2,800,000
  -------                                                                                                           -----------
    3,100     TOTAL SHORT-TERM FLORIDA TAX-EXEMPT MUNICIPAL OBLIGATIONS
  -------
              (Identified Cost $3,100,000)....................................................................        3,100,000
                                                                                                                    -----------
  $58,230     TOTAL INVESTMENTS (Identified Cost $55,306,628) (a)..............................           96.7%      59,218,827
  =======
              CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES ..................................            3.3        2,043,206
                                                                                                      --------      -----------
              NET ASSETS ......................................................................          100.0%     $61,262,033
                                                                                                      ========      ===========

---------------
AMT      Alternative Minimum Tax.
COPs     Certificates of Participation.
*        Current coupon of variable rate demand obligation.
+        Prerefunded to call date shown.
(a) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $3,912,199.

Bond Insurance:
---------------
AMBAC    AMBAC Indemnity Corporation.
Connie Lee Connie Lee Insurance Company.
FGIC     Financial Guaranty Insurance Company.
FSA      Financial Security Assurance Inc.
MBIA     Municipal Bond Investors Assurance Corporation.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- MASSACHUSETTS SERIES
PORTFOLIO OF INVESTMENTS November 30, 1998


 PRINCIPAL
 AMOUNT IN                                                                             COUPON    MATURITY
 THOUSANDS                                                                              RATE       DATE         VALUE
-----------                                                                          ---------- ---------- --------------
            MASSACHUSETTS TAX-EXEMPT MUNICIPAL BONDS (94.1%)
            General Obligation (3.9%)
 $    500   Massachusetts, Refg 1992 Ser B ......................................... 6.50%      08/01/08    $   587,755
 --------                                                                                                   -----------
            Educational Facilities Revenue (26.3% )
            Massachusetts Health & Educational Facilities Authority,
      400   Boston University Ser K & L (MBIA) ..................................... 6.66       10/01/31        434,632
      500   Brandeis University 1998 Ser I (MBIA) (WI) ............................. 4.75       10/01/28        476,970
      400   Suffolk University Ser B (Connie Lee) .................................. 6.25       07/01/12        432,516
      300   Suffolk University Ser C (Connie Lee) .................................. 5.75       07/01/26        318,834
      500   University of Massachusetts Foundation Inc/Medical School Research
             Ser A (Connie Lee) .................................................... 6.00       07/01/23        540,880
            Massachusetts Industrial Finance Agency,
      500   Babson College Ser 1998 A (MBIA) ....................................... 4.75       10/01/28        478,455
      500   College of Holy Cross 1996 Issue (MBIA) ................................ 5.50       03/01/16        528,160
      300   Mount Holyoke College Refg Ser 1992 A (MBIA) ........................... 6.30       07/01/13        322,965
      500   Tufts University Ser H (MBIA) .......................................... 4.75       02/15/28        478,655
 --------                                                                                                   -----------
    3,900                                                                                                     4,012,067
 --------                                                                                                   -----------
            Electric Revenue (7.1% )
      500   Massachusetts Municipal Wholesale Electric Company, Power Supply
            1992 Ser C ............................................................. 6.625      07/01/18        539,005
      500   Puerto Rico Electric Power Authority, Power Ser X ...................... 6.00       07/01/15        544,090
 --------                                                                                                   -----------
    1,000                                                                                                     1,083,095
 --------                                                                                                   -----------
            Hospital Revenue (13.9%)
      500   Boston, Boston City Hospital - FHA Insured Mtge Refg Ser B ............. 5.75       02/15/13        521,250
            Massachusetts Health & Educational Facilities Authority,
      500   Lahey Clinic Medical Center Ser B (MBIA) ............................... 5.625      07/01/15        525,050
    1,000   Massachusetts General Hospital Ser F (AMBAC) ........................... 6.00       07/01/15      1,073,480
 --------                                                                                                   -----------
    2,000                                                                                                     2,119,780
 --------                                                                                                   -----------
            Industrial Development/Pollution Control Revenue (6.8%)
    1,000   Massachusetts Industrial Finance Agency, Eastern Edison Co Refg Ser 1993 5.875      08/01/08      1,037,260
 --------                                                                                                   -----------
            Mortgage Revenue - Multi-Family (3.3%)
      470   Massachusetts Housing Finance Agency, Rental 1994 Ser A (AMT) (AMBAC)    6.60       07/01/14        508,813
 --------                                                                                                   -----------
            Mortgage Revenue - Single Family (4.5%)
            Massachusetts Housing Finance Agency,
      435   Ser 21 (AMT) ........................................................... 6.30       06/01/25        454,684
      220   Ser 21 (AMT) ........................................................... 7.125      06/01/25        235,761
 --------                                                                                                   -----------
      655                                                                                                       690,445
 --------                                                                                                   -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- MASSACHUSETTS SERIES
PORTFOLIO OF INVESTMENTS November 30, 1998, continued


 PRINCIPAL
 AMOUNT IN                                                                                  COUPON     MATURITY
 THOUSANDS                                                                                   RATE        DATE          VALUE
-----------                                                                                --------  ------------  -------------
              Student Loan Revenue (3.9%)
  $   125     Massachusetts Educational Facilities Authority, Education Loan Issue D
              Ser A 1991 (AMT) (MBIA) ...................................................  7.25%      01/01/09      $   133,597
      400     New England Education Loan Marketing Corporation, 1992 Sub Issue H
  -------
              (AMT) .....................................................................  6.90       11/01/09          464,064
                                                                                                                    -----------
      525                                                                                                               597,661
  -------                                                                                                           -----------
              Transportation Facilities Revenue (14.0%)
      500     Massachusetts Bay Transportation Authority, 1998 Ser A (MBIA) .............  5.50       03/01/15          543,280
      500     Massachusetts, Federal Highway Grant Anticipation Notes 1998 Ser A ........  5.50       06/15/14          536,930
      500     Massachusetts Port Authority, Refg Ser 1998 A .............................  5.75       07/01/12          559,205
      500     Massachusetts Turnpike Authority, Highway 1997 Ser A (MBIA)** .............  5.00       01/01/37          487,515
  -------                                                                                                           -----------
    2,000                                                                                                             2,126,930
  -------                                                                                                           -----------
              Water & Sewer Revenue (10.4%)
      500     Boston Water & Sewer Commission, 1992 Ser A ...............................  5.75       11/01/13          555,485
      500     Massachusetts Water Pollution Abatement Trust, Pool Ser 2 .................  5.70       02/01/12          541,495
      500     Massachusetts Water Resources Authority, 1998 Ser A (FSA) .................  4.75       08/01/27          480,300
  -------                                                                                                           -----------
    1,500                                                                                                             1,577,280
  -------                                                                                                           -----------
   13,550     TOTAL MASSACHUSETTS TAX-EXEMPT MUNICIPAL BONDS
              (Identified Cost $13,334,308)....................................................................      14,341,086
                                                                                                                    -----------
              SHORT-TERM MASSACHUSETTS TAX-EXEMPT MUNICIPAL OBLIGATION (4.6%)
      700     Massachusetts Health & Educational Facilities Authority, Capital Assets
  -------     Ser D (MBIA) (Demand 12/01/98) (Identified Cost $700,000)..................  2.95*      01/01/35          700,000
                                                                                                                    -----------
  $14,250     TOTAL INVESTMENTS (Identified Cost $14,034,308) (a)................................      98.7%         15,041,086
  =======
              CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES ....................................       1.3             195,004
                                                                                                      ------        -----------
              NET ASSETS ........................................................................     100.0%        $15,236,090
                                                                                                      ======        ===========

---------------
AMT      Alternative Minimum Tax.
WI       Security purchased on a "when-issued" basis.
*        Current coupon of variable rate demand obligation.
** This security is segregated in connection with the purchase of a "when-issued" security.
(a) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $1,006,778.

Bond Insurance:
---------------
AMBAC      AMBAC Indemnity Corporation.
Connie Lee Connie Lee Insurance Company.
FSA        Financial Security Assurance Inc.
MBIA       Municipal Bond Investors Assurance Corporation.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- MICHIGAN SERIES PORTFOLIO OF INVESTMENTS November 30, 1998


 PRINCIPAL
 AMOUNT IN                                                                                COUPON    MATURITY
 THOUSANDS                                                                                 RATE       DATE         VALUE
-----------                                                                             ---------- ---------- --------------
            MICHIGAN TAX-EXEMPT MUNICIPAL BONDS (93.1%)
            General Obligation (20.9%)
 $    500   Chelsea School District, 1998 Bldg & Site (FGIC) .......................... 5.00%      05/01/25    $   495,635
      500   Detroit, Ser 1997 A (MBIA) ................................................ 5.00       04/01/18        499,965
      800   Holly Area School District, 1995 Bldg & Site (FGIC) ....................... 5.375      05/01/13        836,888
      500   Michigan Municipal Bond Authority, School Loan Ser 1998 ................... 5.25       12/01/13        526,115
      800   Mona Shores Public Schools, 1995 Bldg & Site (FGIC) ....................... 5.80       05/01/17        860,304
      500   Puerto Rico, Pub Impr Ser 1998 (MBIA) ..................................... 4.875      07/01/23        496,085
 --------                                                                                                      -----------
    3,600                                                                                                        3,714,992
 --------                                                                                                      -----------
            Educational Facilities Revenue (12.3%)
      800   Central Michigan University, Refg Ser 1993 (AMBAC) ........................ 5.50       10/01/10        843,656
      500   Grand Traverse County Hospital, Munson Healthcare Ser 1998 A (AMBAC)        4.75       07/01/22        476,125
      800   Oakland University, Board of Trustees, Ser 1995 (MBIA) .................... 5.75       05/15/26        862,440
 --------                                                                                                      -----------
    2,100                                                                                                        2,182,221
 --------                                                                                                      -----------
            Electric Revenue (10.2%)
      500   Michigan Public Power Agency, Belle River 1993 A .......................... 5.25       01/01/18        505,420
      500   Wyandotte, Electric Refg 1992 (MBIA) ...................................... 6.25       10/01/17        548,200
      800   Puerto Rico Electric Power Authority, Power Ser DD (FSA) .................. 4.50       07/01/19        758,768
 --------                                                                                                      -----------
    1,800                                                                                                        1,812,388
 --------                                                                                                      -----------
            Hospital Revenue (4.7%)
      800   Michigan Hospital Finance Authority, Mercy Health Services 1996 Ser R
            (AMBAC) ................................................................... 5.375      08/15/16        824,032
                                                                                                               -----------
            Industrial Development/Pollution Control Revenue (3.1%)
      500   Monroe County, Detroit Edison Co Collateralized Ser 1-1992 (AMT) (MBIA) ... 6.875      09/01/22        554,505
 --------                                                                                                      -----------
            Mortgage Revenue -- Multi-Family (10.2%)
            Michigan Housing Development Authority,
      465    Rental Ser 1992 A ........................................................ 6.60       04/01/12        503,083
      825    1992 Ser A (FSA) ......................................................... 6.50       04/01/23        883,088
      400    Ser 1990 A (AMT) ......................................................... 7.70       04/01/23        429,336
 --------                                                                                                      -----------
    1,690                                                                                                        1,815,507
 --------                                                                                                      -----------
            Public Facilities (5.8%)
      500   Michigan Building Authority, Refg Ser I ................................... 6.25       10/01/20        536,965
      500   Michigan House of Representatives, Capital Outlook LLC COPs (AMBAC) ....... 5.00       08/15/20        496,035
 --------                                                                                                      -----------
    1,000                                                                                                        1,033,000
 --------                                                                                                      -----------
            Transportation Facilities Revenue (8.6%)
            Wayne County, Detroit Metropolitan Wayne County Airport Sub Lien,
      250   Ser 1991 B (AMT) (MBIA) ................................................... 6.75       12/01/21        272,253
      800    Ser 1998 B (MBIA) ........................................................ 4.875      12/01/23        774,176
      500   Puerto Rico Highway & Transportation Authority, Ser 1998 A ................ 4.75       07/01/38        480,180
 --------                                                                                                      -----------
    1,550                                                                                                        1,526,609
 --------                                                                                                      -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- MICHIGAN
SERIES
PORTFOLIO OF INVESTMENTS November 30, 1998, continued


 PRINCIPAL
 AMOUNT IN                                                                            COUPON         MATURITY
 THOUSANDS                                                                             RATE            DATE           VALUE
-----------                                                                        ------------   -------------   -------------
              Water & Sewer Revenue (11.1%)
              Detroit,
  $ 1,000      Sewage Refg Ser 1993 A (FGIC) ...................................   5.70 %            07/01/23      $ 1,053,090
      400      Water Supply Refg Ser 1992 (FGIC) ...............................   6.375             07/01/22          437,460
      500     Grand Rapids, Water Ser 1998 A (FGIC) ............................   4.75              01/01/28          478,710
  -------                                                                                                          -----------
    1,900                                                                                                            1,969,260
  -------                                                                                                          -----------
              Refunded (6.2%)
    1,000     Detroit, Water Supply Refg Ser 1992 (FGIC) .......................   6.375             07/01/02+       1,099,640
  -------                                                                                                          -----------
   15,940     TOTAL MICHIGAN TAX-EXEMPT MUNICIPAL BONDS
              (Identified Cost $15,578,409) .................................................................       16,532,154
                                                                                                                   -----------
              SHORT-TERM MICHIGAN TAX-EXEMPT MUNICIPAL OBLIGATION (4.5%)
      800     Royal Oak Hospital Finance Authority, William Beaumont Hospital
  -------     Ser 1996 J (Demand 12/01/98) (Identified Cost $800,000) ..........   3.25*             01/01/03          800,000
                                                                                                                   -----------
  $16,740     TOTAL INVESTMENTS (Identified Cost $16,378,409) (a) ...........................            97.6%      17,332,154
  =======
              CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES ................................             2.4          427,056
                                                                                                     --------      -----------
              NET ASSETS ....................................................................           100.0%     $17,759,210
                                                                                                     ========      ===========

---------------
AMT      Alternative Minimum Tax.
COPs     Certificates of Participation.
+        Prerefunded to call date shown.
*        Current coupon of variable rate demand obligation.
(a) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $953,745.

Bond Insurance:
---------------
AMBAC    AMBAC Indemnity Corporation.
FGIC     Financial Guaranty Insurance Company.
FSA      Financial Security Assurance Inc.
MBIA     Municipal Bond Investors Assurance Corporation.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- MINNESOTA
SERIES
PORTFOLIO OF INVESTMENTS November 30, 1998


 PRINCIPAL
 AMOUNT IN                                                                                     COUPON     MATURITY
 THOUSANDS                                                                                      RATE        DATE        VALUE
-----------                                                                                 ------------ ---------- -------------
            MINNESOTA TAX-EXEMPT MUNICIPAL BONDS (90.4%)
            General Obligation (7.2%)
  $   300   Minneapolis, Various Purpose Refg Ser 1998 D .................................. 5.00 %       12/01/17    $  303,534
      300   Minnesota, Various Purpose Refg Ser 1998 ...................................... 5.00         06/01/16       304,992
  -------                                                                                                            ----------
      600                                                                                                               608,526
  -------                                                                                                            ----------
            Educational Facilities Revenue (14.9%)
            Minnesota Higher Education Facilities Authority,
      200    Northfield St Olaf College 1992 .............................................. 6.40         10/01/21       216,978
    1,000    University of Minnesota Ser 1993 A ........................................... 4.80         08/15/03     1,038,250
  -------                                                                                                            ----------
    1,200                                                                                                             1,255,228
  -------                                                                                                            ----------
            Electric Revenue (7.6%)
      200   Southern Minnesota Municipal Power Agency, Ser 1988 A (AMBAC) ................. 5.00         01/01/13       205,476
      400   Western Minnesota Municipal Power Agency, Refg 1996 Ser A (AMBAC) ............. 5.50         01/01/12       430,164
  -------                                                                                                            ----------
      600                                                                                                               635,640
  -------                                                                                                            ----------
            Hospital Revenue (13.8%)
      400   Robbinsdale, North Memorial Medical Center Ser 1993 A (AMBAC) ................. 5.45         05/15/13       421,452
            Rochester,
      200    Mayo Foundation/Mayo Medical Center Ser 1992 I ............................... 5.75         11/15/21       208,688
      200    Mayo Foundation/Mayo Medical Center Ser 1992 F ............................... 6.25         11/15/21       217,432
      290   Saint Paul Housing & Redevelopment Authority, Health East Refg
  -------   Ser 1993-A .................................................................... 6.625        11/01/17       311,179
                                                                                                                     ----------
    1,090                                                                                                             1,158,751
  -------                                                                                                            ----------
            Industrial Development/Pollution Control Revenue (14.8%)
      200   Anoka County, United Power Assoc Ser 1987 A (NRU-CFC-Gtd) (AMT) ............... 6.95         12/01/08       212,634
      400   Bass Brook, Minnesota Power & Light Co Refg Ser 1992 .......................... 6.00         07/01/22       419,128
            Minneapolis Community Development Agency,
      100    Ltd Tax Supported Common Bond Fund Ser 1991-3 ................................ 8.25         12/01/11       113,414
      100    Ltd Tax Supported Common Bond Fund Ser 1991-1 (AMT) .......................... 8.00         12/01/16       110,822
      400   Minnesota Public Facilities Authority, Water Pollution Control 1998 Ser A ..... 4.75         03/01/19       392,824
  -------                                                                                                            ----------
    1,200                                                                                                             1,248,822
  -------                                                                                                            ----------
            Mortgage Revenue -- Multi-Family (6.3%)
      300   Burnsville, Summit Park Apts -- FHA Insured Refg Ser 1993 ..................... 6.00         07/01/33       312,375
      200   Minnesota Housing Finance Agency, Ser 1992 A .................................. 6.95         08/01/17       214,398
  -------                                                                                                            ----------
      500                                                                                                               526,773
  -------                                                                                                            ----------
            Mortgage Revenue -- Single Family (9.6%)
      145   Minneapolis-Saint Paul Housing Finance Board, GNMA-Backed Phase IX
            Ser 1991 (AMT) ................................................................ 7.25         08/01/21       152,936

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- MINNESOTA
SERIES
PORTFOLIO OF INVESTMENTS November 30, 1998, continued


 PRINCIPAL
 AMOUNT IN                                                                                COUPON     MATURITY
 THOUSANDS                                                                                 RATE        DATE         VALUE
-----------                                                                             ---------- ------------ -------------
            Minnesota Housing Finance Agency,
   $  420    Ser 1992 C-1 (AMT) ....................................................... 6.75%        07/01/23    $  446,157
      200    Ser 1992 H (AMT) ......................................................... 6.50         01/01/26       211,780
   ------                                                                                                        ----------
      765                                                                                                           810,873
   ------                                                                                                        ----------
            Nursing & Health Related Facilities Revenue (6.4%)
      500   Minneapolis & Saint Paul Housing & Redevelopment Authority, Group
            Health Plan Inc Ser 1992 .................................................. 6.75         12/01/13       542,440
                                                                                                                 ----------
            Transportation Facilities Revenue (4.7%)
      400   Minneapolis -- Saint Paul Metropolitan Airports Commission, Ser 1998 A
            (AMBAC) ................................................................... 5.00         01/01/30       396,244
                                                                                                                 ----------
            Refunded (5.1%)
      400   Saint Paul Housing & Redevelopment Authority, Civic Center Ser 1993
            (ETM) ..................................................................... 5.45         11/01/13       427,044
                                                                                                                 ----------
    7,255   TOTAL MINNESOTA TAX-EXEMPT MUNICIPAL BONDS
   ------
            (Identified Cost $7,187,518) ....................................................................     7,610,341
                                                                                                                 ----------
            SHORT-TERM MINNESOTA TAX-EXEMPT MUNICIPAL OBLIGATIONS (7.1%)
      400   Beltrami County, Northwood Panelboard Co Ser 1991 (Demand 12/01/98) ....... 3.25*        12/01/21       400,000
      200   Minneapolis & Saint Paul Housing & Redevelopment Authority, Children's
   ------
            Health Care Ser 1995 B (Demand 12/01/98) .................................. 3.30*        08/15/25       200,000
                                                                                                                 ----------
      600   TOTAL SHORT-TERM MINNESOTA TAX-EXEMPT MUNICIPAL OBLIGATIONS
   ------
            (Identified Cost $600,000) ......................................................................       600,000
                                                                                                                 ----------
   $7,855   TOTAL INVESTMENTS (Identified Cost $7,787,518) (a) .................................         97.5%    8,210,341
   ======
            CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES .....................................          2.5       206,327
                                                                                                     --------    ----------
            NET ASSETS .........................................................................        100.0%   $8,416,668
                                                                                                     ========    ==========

---------------
AMT      Alternative Minimum Tax.
ETM      Escrowed to maturity.
*        Current coupon of variable rate demand obligation.
(a) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $426,559 and the aggregate gross depreciation is $3,736, resulting in net unrealized appreciation of $422,823.

Bond Insurance:
---------------
AMBAC    AMBAC Indemnity Corporation.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- NEW JERSEY
SERIES
PORTFOLIO OF INVESTMENTS November 30, 1998


 PRINCIPAL
 AMOUNT IN                                                                                   COUPON    MATURITY
 THOUSANDS                                                                                    RATE       DATE         VALUE
-----------                                                                                ---------- ---------- --------------
            NEW JERSEY TAX-EXEMPT MUNICIPAL BONDS (92.4%)
            General Obligation (2.3%)
 $  1,000   New Jersey, Ser 1998 ......................................................... 4.50%      03/01/18    $   956,450
 --------                                                                                                         -----------
            Educational Facilities Revenue (16.5%)
            New Jersey Economic Development Authority,
    1,750    Educational Testing Service Ser 1998 A (MBIA) ............................... 4.75       05/15/25      1,706,197
    1,000    The Lawrenceville School Ser A 1996 ......................................... 5.75       07/01/16      1,085,450
      500    The Seeing Eye Inc 1991 ..................................................... 7.30       04/01/11        529,185
    1,000   New Jersey Educational Facilities Authority, Drew University
            1998 Ser C (MBIA) ............................................................ 5.00       07/01/17      1,012,260
      500   Rutgers, The State University Refg Ser R ..................................... 6.50       05/01/13        548,290
    2,000   University of Medicine & Dentistry, 1997 Ser A (MBIA) ........................ 5.00       09/01/17      2,029,120
 --------                                                                                                         -----------
    6,750                                                                                                           6,910,502
 --------                                                                                                         -----------
            Electric Revenue (4.8%)
    2,000   Puerto Rico Electric Power Authority, Power Ser O ............................ 5.00       07/01/12      2,003,120
 --------                                                                                                         -----------
            Hospital Revenue (8.9%)
            New Jersey Health Care Facilities Financing Authority,
    1,000    AHS Hospital Corp Ser 1997 A (AMBAC) ........................................ 6.00       07/01/13      1,138,360
    1,000    Atlantic City Medical Center Ser C .......................................... 6.80       07/01/11      1,103,960
      465    Robert Wood Johnson University Hospital Ser B (MBIA) ........................ 6.625      07/01/16        503,079
    1,000   Saint Barnabas Medical Center/West Hudson Hospital Obligated Group
 --------   Refg Ser 1998 A (MBIA) ....................................................... 4.75       07/01/28        972,090
                                                                                                                  -----------
    3,465                                                                                                           3,717,489
 --------                                                                                                         -----------
            Industrial Development/Pollution Control Revenue (6.4%)
      500   Middlesex County Pollution Control Financing Authority, Amerada
            Hess Corp Refg Ser 1992 ...................................................... 6.875      12/01/22        544,155
    1,000   New Jersey Economic Development Authority, Elizabethtown Water Co
            1995 Ser (AMT) (MBIA) ........................................................ 5.60       12/01/25      1,046,020
    1,000   Salem County Pollution Control Financing Authority, E I du Pont de
 --------   Nemours & Co 1992 Ser A (AMT) ................................................ 6.125      07/15/22      1,076,340
                                                                                                                  -----------
    2,500                                                                                                           2,666,515
 --------                                                                                                         -----------
            Mortgage Revenue -- Multi-Family (9.0%)
            New Jersey Housing & Mortgage Finance Agency,
    2,000    1995 Ser A (AMBAC) .......................................................... 6.00       11/01/14      2,146,860
    1,000    Presidential Plaza at Newport -- FHA Insured Mtges Refg 1991 Ser 1 .......... 7.00       05/01/30      1,093,270
      500    Rental 1991 Ser A (AMT) ..................................................... 7.25       11/01/22        529,945
 --------                                                                                                         -----------
    3,500                                                                                                           3,770,075
 --------                                                                                                         -----------
            Nursing & Health Related Facilities Revenue (2.3%)
      910   New Jersey Health Care Facilities Financing Authority, Spectrum For Living
 --------   -- FHA Insured Mortgage Refg Ser B ........................................... 6.50       02/01/22        983,419
                                                                                                                  -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- NEW JERSEY
SERIES
PORTFOLIO OF INVESTMENTS November 30, 1998, continued


 PRINCIPAL
 AMOUNT IN                                                                                   COUPON      MATURITY
 THOUSANDS                                                                                    RATE         DATE        VALUE
-----------                                                                               ------------ ----------- -------------
            Public Facilities Revenue (6.1%)
  $ 1,500   New Jersey Sports & Exposition Authority, State Contract 1993 Ser A ......... 5.50 %        09/01/23    $ 1,554,060
    1,000   Puerto Rico Infrastructure Financing Authority, Special Tax Ser 1997 A
 --------   (AMBAC) ..................................................................... 5.00          07/01/28      1,001,640
                                                                                                                    -----------
    2,500                                                                                                             2,555,700
  -------                                                                                                           -----------
            Resource Recovery Revenue (3.4%)
      500   Union County Utilities Authority, Ogden Martin Systems of Union Inc
            Ser 1998 A (AMT) (AMBAC) .................................................... 5.00          06/01/23        489,625
      900   Warren County Pollution Control Financing Authority, Warren Energy
 --------   Resource Co Ltd Partnership Ser 1984 (MBIA) ................................. 6.60          12/01/07        917,946
                                                                                                                    -----------
    1,400                                                                                                             1,407,571
  -------                                                                                                           -----------
            Transportation Facilities Revenue (13.9%)
    1,500   Delaware River Port Authority, Ser 1995 (FGIC) .............................. 5.50          01/01/26      1,569,765
    1,500   New Jersey Highway Authority, Sr Parkway Refg 1992 Ser ...................... 6.25          01/01/14      1,617,630
    1,000   New Jersey Turnpike Authority, Ser 1991 C ................................... 5.75          01/01/11      1,021,780
    1,500   Port Authority of New York & New Jersey, Cons 99th Ser (AMT) (FGIC) ......... 5.75          05/01/15      1,599,195
  -------                                                                                                           -----------
    5,500                                                                                                             5,808,370
  -------                                                                                                           -----------
            Water & Sewer Revenue (17.6%)
    1,000   Atlantic City Municipal Utilities Authority, Refg Ser 1993 .................. 5.75          05/01/17      1,050,480
    1,000   Bayonne Municipal Utilities Authority, Water Ser 1997 (MBIA) ................ 5.00          01/01/28      1,007,580
    1,000   Bergen County Utilities Authority, Water 1998 Ser A (FGIC) .................. 4.75          12/15/15        997,660
    1,000   Camden County Municipal Utilities Authority, Sewer Refg Ser 1997 (FGIC) ..... 5.25          07/15/17      1,036,210
    1,000   Northwest Bergen County Utilities Authority, Refg 1992 Ser (MBIA) ........... 6.00          07/15/13      1,095,830
    2,000   Passaic Valley Sewerage Commissioners, Ser 1992 D (AMBAC) ................... 5.75          12/01/13      2,158,540
  -------                                                                                                           -----------
    7,000                                                                                                             7,346,300
  -------                                                                                                           -----------
            Refunded (1.2%)
      460   New Jersey Health Care Facilities Financing Authority, Pascack Valley
  -------   Hospital Assn Ser 1991 ...................................................... 6.90         07/01/01+        489,491
                                                                                                                    -----------
   36,985   TOTAL NEW JERSEY TAX-EXEMPT MUNICIPAL BONDS
  -------
            (Identified Cost $35,972,560).......................................................................     38,615,002
                                                                                                                    -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- NEW JERSEY
SERIES
PORTFOLIO OF INVESTMENTS November 30, 1998, continued


 PRINCIPAL
 AMOUNT IN                                                                               COUPON      MATURITY
 THOUSANDS                                                                                RATE         DATE         VALUE
-----------                                                                           ------------ ------------ -------------
            SHORT-TERM NEW JERSEY TAX-EXEMPT MUNICIPAL OBLIGATIONS (5.7%)
  $ 2,000   New Jersey Economic Development Authority, Foreign Trade Zone Ser 1998
            (Demand 12/01/98) ....................................................... 3.25*%         12/01/07    $ 2,000,000
      400   Union County Industrial Pollution Control Financing Authority, Exxon Corp
 --------   Ser 1994 (Demand 12/01/98) .............................................. 2.80*          07/01/33        400,000
                                                                                                                 -----------
    2,400   TOTAL SHORT-TERM NEW JERSEY TAX-EXEMPT MUNICIPAL OBLIGATIONS
  -------
            (Identified Cost $2,400,000).....................................................................      2,400,000
                                                                                                                 -----------
  $39,385   TOTAL INVESTMENTS (Identified Cost $38,372,560) (a).................................         98.1%    41,015,002
  =======
            CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES .....................................          1.9        788,010
                                                                                                     --------    -----------
            NET ASSETS .........................................................................        100.0%   $41,803,012
                                                                                                     ========    ===========

---------------
  AMT    Alternative Minimum Tax.
   +     Prerefunded to call date shown.
   *     Current coupon of variable rate demand obligation.
  (a) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $2,642,442.

Bond Insurance:
---------------
AMBAC    AMBAC Indemnity Corporation.
FGIC     Financial Guaranty Insurance Company.
MBIA     Municipal Bond Investors Assurance Corporation.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- NEW YORK
SERIES
PORTFOLIO OF INVESTMENTS November 30, 1998


 PRINCIPAL
 AMOUNT IN                                                                              COUPON    MATURITY
 THOUSANDS                                                                               RATE       DATE         VALUE
-----------                                                                           ---------- ---------- --------------
            NEW YORK TAX-EXEMPT MUNICIPAL BONDS (92.2%)
            General Obligation (13.5%)
 $    500   New York City, 1995 Ser D (MBIA) ........................................ 6.20%      02/01/07    $   565,635
      500   New York State, Refg Ser 1995 B ......................................... 5.70       08/15/13        536,190
            Puerto Rico,
      300    Public Improvement Refg Ser 1992 A ..................................... 6.00       07/01/14        321,669
      200    Public Improvement Ser 1998 (MBIA) ..................................... 4.875      07/01/23        198,434
 --------                                                                                                    -----------
    1,500                                                                                                      1,621,928
 --------                                                                                                    -----------
            Educational Facilities Revenue (19.6%)
      500   Hempstead Industrial Development Agency, Hofstra University Ser 1996
            (MBIA) .................................................................. 5.80       07/01/15        547,280
            New York State Dormitory Authority,
      300    Cooper Union Ser 1996 (AMBAC) .......................................... 5.375      07/01/16        312,414
      400    Manhattan College Ser 1992 (AGRC) ...................................... 6.50       07/01/19        436,504
      500    State University Ser 1993 A** .......................................... 5.25       05/15/15        527,140
      500    University of Rochester Ser 1993 A ..................................... 5.625      07/01/12        530,135
 --------                                                                                                    -----------
    2,200                                                                                                      2,353,473
 --------                                                                                                    -----------
            Electric Revenue (6.1%)
      300   Long Island Power Authority, Electric Ser 1998 A (FSA) .................. 5.125      12/01/22        300,906
      400   Puerto Rico Electric Power Authority, Power Ser X ....................... 6.00       07/01/15        435,272
 --------                                                                                                    -----------
      700                                                                                                        736,178
 --------                                                                                                    -----------
            Hospital Revenue (1.8%)
      200   New York State Medical Care Facilities Finance Agency, Insured Hospital &
            Nursing Home -- FHA Insured Mtge 1992 Ser A ............................. 6.70       08/15/23        217,174
                                                                                                             -----------
            Industrial Development/Pollution Control Revenue (14.1%)
      500   New York City Industrial Development Agency, Japan Airlines Co 1991
            (AMT) (FSA) ............................................................. 6.00       11/01/15        537,325
    1,000   New York State Energy Research & Development Authority, Brooklyn
 --------   Union Gas Co 1991 Ser A & B (AMT) ....................................... 6.952      07/01/26      1,161,710
                                                                                                             -----------
    1,500                                                                                                      1,699,035
 --------                                                                                                    -----------
            Mortgage Revenue -- Single Family (4.5%)
      500   New York State Mortgage Agency, Home Owners Ser 27 ...................... 6.90       04/01/15        538,575
 --------                                                                                                    -----------
            Nursing & Health Related Facilities Revenue (3.9%)
      500   New York City Industrial Development Agency, Lighthouse International
 --------   Project Ser 1998 (MBIA) ................................................. 4.50       07/01/23        462,830
                                                                                                             -----------
            Public Facilities Revenue (8.8%)
      500   New York City Cultural Resources Trust, The New York Botanical Garden
            Ser 1996 (MBIA) ......................................................... 5.75       07/01/16        539,660
      500   New York State Urban Development Corporation, Correctional 1998
 --------
            Ser B (AMBAC) (WI) ...................................................... 5.25       01/01/16        516,260
                                                                                                             -----------
    1,000                                                                                                      1,055,920
 --------                                                                                                    -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- NEW YORK
SERIES
PORTFOLIO OF INVESTMENTS November 30, 1998, continued


 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                                                                  COUPON      MATURITY
-----------                                                                                  RATE         DATE          VALUE
                                                                                         ------------ ------------ --------------
            Resource Recovery Revenue (4.5%)
 $    500   Oneida-Herkimer Solid Waste Management Authority, Ser 1992 ................. 6.65 %         04/01/05    $   540,035
 --------                                                                                                           -----------
            Transportation Facilities Revenue (11.4%)
      550   Buffalo & Fort Erie Public Bridge Authority, Toll Bridge Ser 1995 (MBIA) ... 5.75           01/01/25        590,178
      300   New York State Thruway Authority, Local Highway & Bridge Ser 1998 A
            (MBIA) ..................................................................... 5.00           04/01/18        300,753
      500   Puerto Rico Highway & Transportation Authority, Ser 1998 A ................. 4.75           07/01/38        480,180
 --------                                                                                                           -----------
    1,350                                                                                                             1,371,111
 --------                                                                                                           -----------
            Water & Sewer Revenue (4.0%)
      500   New York City Municipal Water Finance Authority, 1999 Ser A (FGIC) ........  4.75           06/15/31        477,685
 --------                                                                                                           -----------
   10,450   TOTAL NEW YORK TAX-EXEMPT MUNICIPAL BONDS
 --------   (Identified Cost $10,222,561)........................................................................    11,073,944
            SHORT-TERM NEW YORK TAX-EXEMPT MUNICIPAL OBLIGATIONS (10.0%)                                            -----------
      600   Port Authority of New York & New Jersey, Ser 2 (Demand 12/01/98) ..........  3.25*          05/01/19        600,000
      600   Syracuse Industrial Development Agency, Syracuse University Eggers Hall
 --------
            Ser 1993 (Demand 12/01/98) ................................................  3.30*          03/01/23        600,000
                                                                                                                    -----------
    1,200   TOTAL SHORT-TERM NEW YORK TAX-EXEMPT MUNICIPAL OBLIGATIONS
 --------   (Identified Cost $1,200,000).........................................................................     1,200,000
                                                                                                                    -----------
 $ 11,650   TOTAL INVESTMENTS (Identified Cost $11,422,561) (a) ......................................     102.2%    12,273,944
 ========
            LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS ...........................................      (2.2)      (260,616)
                                                                                                        --------    -----------
            NET ASSETS ...............................................................................     100.0%   $12,013,328
                                                                                                        ========    ===========


---------------
AMT      Alternative Minimum Tax.
WI       Security purchased on a "when-issued" basis.
*        Current coupon of variable rate demand obligation.
** This security is segregated in connection with the purchase of a "when-issued" security.
(a) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $859,456 and the aggregate gross unrealized depreciation is $8,073, resulting in net unrealized appreciation of $851,383.

Bond Insurance:
---------------
AGRC     Asset Guaranty Reinsurance Company.
AMBAC    AMBAC Indemnity Corporation.
FGIC     Financial Guaranty Insurance Company.
FSA      Financial Security Assurance Inc.
MBIA     Municipal Bond Investors Assurance Corporation.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- OHIO SERIES PORTFOLIO OF INVESTMENTS November 30, 1998


 PRINCIPAL
 AMOUNT IN                                                                                COUPON      MATURITY
 THOUSANDS                                                                                 RATE         DATE           VALUE
-----------                                                                             ----------   ----------   --------------
              OHIO TAX-EXEMPT MUNICIPAL BONDS (94.1%)
              General Obligation (23.8%)
 $    300     Bedford School District, Ser 1993 .....................................   6.25%        12/01/13      $   329,073
      800     Delaware City School District, Constr & Impr (FGIC) ...................   5.75         12/01/20          856,992
      800     North Olmsted, Various Purpose Impr Ltd Tax Ser 1996 (AMBAC) ..........   6.20         12/01/11          922,864
      800     Ohio Infrastructure Improvement Ser 1998 B ............................   4.75         02/01/18          787,096
      500     Ottawa County, Various Purpose Dtd 07/01/98 (MBIA) ....................   5.00         09/01/31          496,770
      500     Rocky River City School District, Impr Ser 1998 .......................   5.375        12/01/17          536,225
      500     Puerto Rico, Public Impr Ser 1998 (MBIA) ..............................   4.875        07/01/23          496,085
 --------                                                                                                          -----------
    4,200                                                                                                            4,425,105
 --------                                                                                                          -----------
              Educational Facilties Revenue (8.7%)
      500     Ohio Higher Educational Facility Commission, Case Western Reserve
              University Ser 1992 ...................................................   6.00         10/01/22          536,385
      500     University of Cincinnati, General Receipts Ser G ......................   7.00         06/01/11          546,075
      500     University of Toledo, Ser 1992 A (FGIC) ...............................   5.90         06/01/20          542,380
 --------                                                                                                          -----------
    1,500                                                                                                            1,624,840
 --------                                                                                                          -----------
              Electric Revenue (5.5%)
      500     Hamilton!, Refg 1992 Ser A (FGIC) .....................................   6.00         10/15/12          544,120
      500     Puerto Rico Electric Power Authority, Ser DD (FSA) ....................   4.50         07/01/19          474,230
 --------                                                                                                          -----------
    1,000                                                                                                            1,018,350
 --------                                                                                                          -----------
              Hospital Revenue (9.5%)
      700     Akron Bath & Copley Joint Township Hospital District, Summa Health
              Ser 1992 A ............................................................   6.25         11/15/07          757,358
              Hamilton County,
      475      Bethesda Hospital Inc Ser 1986 A .....................................   7.00         01/01/09          476,387
      500      Franciscan Sisters of the Poor/Providence Hospital Ser 1992 ..........   6.875        07/01/15          538,350
 --------                                                                                                          -----------
    1,675                                                                                                            1,772,095
 --------                                                                                                          -----------
              Industrial Development/Pollution Control Revenue (5.2%)
      400     Ashtabula County, Ashland Oil Inc Refg 1992 Ser A .....................   6.90         05/01/10          429,604
      500     Ohio Water Development Authority, Dayton Power & Light Co
 --------
              Collateralized Refg 1992 Ser A ........................................   6.40         08/15/27          538,055
                                                                                                                   -----------
      900                                                                                                              967,659
 --------                                                                                                          -----------
              Mortgage Revenue -- Single Family (9.4%)
              Ohio Housing Finance Agency,
      650     GNMA-Backed 1991 Ser A-1 & 2 (AMT) ....................................   6.903        03/24/31          688,681
      990     Residential 1996 Ser B-2 (AMT) ........................................   6.10         09/01/28        1,056,776
 --------                                                                                                          -----------
    1,640                                                                                                            1,745,457
 --------                                                                                                          -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- OHIO SERIES PORTFOLIO OF INVESTMENTS November 30, 1998, continued


 PRINCIPAL
 AMOUNT IN                                                                                COUPON      MATURITY
 THOUSANDS                                                                                 RATE         DATE          VALUE
-----------                                                                             ---------- ------------- --------------
            Transportation Facilities Revenue (6.6%)
 $    800   Ohio Turnpike Commission, Ser 1998 B (FGIC) ............................... 4.50%         02/15/24    $   746,240
      500   Puerto Rico Highway & Transportation Authority, Ser 1998 A ................ 4.75          07/01/38        480,180
 --------                                                                                                         -----------
    1,300                                                                                                           1,226,420
 --------                                                                                                         -----------
            Water & Sewer Revenue (16.8%)
      500   Mahoning Valley Sanitary District, Refg Ser 1998 (FSA) .................... 5.125         12/15/16        513,800
      800   Montgomery County, Water Ser 1992 (FGIC) .................................. 6.25          11/15/17        880,504
      800   Northeast Ohio Regional Sewer District, Wastewater Impr Refg
            Ser 1995 (AMBAC) .......................................................... 5.60          11/15/13        857,728
      800   Ohio Water Development Authority, Water Pollution Ser 1995 (MBIA) ......... 5.60          06/01/10        862,816
 --------                                                                                                         -----------
    2,900                                                                                                           3,114,848
 --------                                                                                                         -----------
            Other Revenue (2.7%)
      500   Cuyahoga County, The Medical Center Company Ser 1998 (AMBAC) .............. 5.125         02/15/28        498,835
 --------                                                                                                         -----------
            Refunded (5.9%)
    1,000   Clermont County, Mercy Health Ser 1991 (AMBAC) ............................ 6.733         09/25/01+     1,095,340
 --------                                                                                                         -----------
   16,615   TOTAL OHIO TAX-EXEMPT MUNICIPAL BONDS
            (Identified Cost $16,398,870) ....................................................................     17,488,949
                                                                                                                  -----------
            SHORT-TERM OHIO TAX-EXEMPT MUNICIPAL OBLIGATION (2.2%)
      400   Ohio Water Development Authority, Sohio British Petroleum Ser 1995
 --------   (Demand 12/01/98) (Identified Cost $400,000) .............................. 3.30*         05/01/22        400,000
                                                                                                                  -----------
 $ 17,015   TOTAL INVESTMENTS (Identified Cost $16,798,870) (a) ................................          96.3%    17,888,949
 ========
            CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES .....................................           3.7        691,357
                                                                                                      --------    -----------
            NET ASSETS .........................................................................         100.0%   $18,580,306
                                                                                                      ========    ===========

---------------
AMT      Alternative Minimum Tax.
+        Prerefunded to call date shown.
*        Current coupon of variable rate demand obligation.
(a) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $1,090,114 and the aggregate gross unrealized depreciation is $35, resulting in net unrealized appreciation of $1,090,079.

Bond Insurance:
---------------
AMBAC    AMBAC Indemnity Corporation.
FGIC     Financial Guaranty Insurance Company.
FSA      Financial Security Assurance Inc.
MBIA     Municipal Bond Investors Assurance Corporation.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- PENNSYLVANIA SERIES
PORTFOLIO OF INVESTMENTS November 30, 1998


 PRINCIPAL
 AMOUNT IN                                                                                COUPON    MATURITY
 THOUSANDS                                                                                 RATE       DATE        VALUE
-----------                                                                             ---------- ---------- -------------
            PENNSYLVANIA TAX-EXEMPT MUNICIPAL BONDS (93.3%)
            General Obligation (6.1%)
  $ 2,000   Berks County, Second Ser 1992 (FGIC) ...................................... 5.75%      11/15/12    $ 2,130,680
      500   Cambria County, Ser 1998 (FGIC) ........................................... 5.50       08/15/16        529,860
      600   Puerto Rico, Public Improvement Refg Ser 1992 A ........................... 6.00       07/01/14        643,338
  -------                                                                                                      -----------
    3,100                                                                                                        3,303,878
  -------                                                                                                      -----------
            Educational Facilities Revenue (12.4% )
    2,000   Delaware County Authority, Villanova University Ser 1995 (AMBAC) .......... 5.80       08/01/25      2,161,320
            Pennsylvania Higher Educational Facilities Authority,
    1,000    Allegheny College Refg Ser 1998 A (MBIA) ................................. 5.00       11/01/22        991,690
    1,000    University of Pennsylvania Ser 1998 ...................................... 4.625      07/15/30        931,680
    1,000   Pennsylvania State University, Second Refg Ser 1992 ....................... 5.50       08/15/16      1,043,640
      790   Swarthmore Borough Authority, Swarthmore College Ser 1992 ................. 6.00       09/15/20        858,619
      655   University Pittsburgh, Cap 1992 Ser A (MBIA) .............................. 6.125      06/01/21        711,474
  -------                                                                                                      -----------
    6,445                                                                                                        6,698,423
  -------                                                                                                      -----------
            Electric Revenue (3.6% )
            Puerto Rico Electric Power Authority,
    1,000    Power Ser DD (FSA) ....................................................... 4.50       07/01/19        948,460
    1,000    Ser GG (FSA) ............................................................. 4.75       07/01/21        978,270
  -------                                                                                                      -----------
    2,000                                                                                                        1,926,730
  -------                                                                                                      -----------
            Hospital Revenue (19.0%)
            Allegheny County Hospital Development Authority,
    1,000    Catholic Health East Health Ser 1998 A (AMBAC) ........................... 4.875      11/15/26        954,480
    1,000    Presbyterian University Health Inc Ser 1992 B (MBIA) ..................... 6.00       11/01/12      1,088,980
    2,000   Delaware County Authority, Catholic Health East Health Ser 1998 A
            (AMBAC) ................................................................... 4.875      11/15/26      1,917,500
    2,000   Lehigh County General Purpose Authority, Lehigh Valley Health Network
            1998 Ser A (MBIA) ......................................................... 5.00       07/01/28      1,963,540
            Philadelphia Hospitals & Higher Education Facilities Authority,
    1,750    Chestnut Hill Hospital Ser of 1992 ....................................... 6.375      11/15/11      1,882,510
    1,000    Children's Hospital of Philadelphia Ser A of 1993 ........................ 5.375      02/15/14      1,018,120
    1,250   Sayre Health Care Facilities Authority, Ser 1985 (AMBAC) .................. 7.15       12/01/10      1,374,738
  -------                                                                                                      -----------
   10,000                                                                                                       10,199,868
  -------                                                                                                      -----------
            Industrial Development/Pollution Control Revenue (2.0%)
    1,000   Montgomery County Industrial Development Authority, Philadelphia
  -------   Electric Co Refg 1991 Ser B (MBIA) ........................................ 6.70       12/01/21      1,087,610
                                                                                                               -----------
            Mortgage Revenue -- Multi-Family (2.0%)
            Pennsylvania Housing Finance Agency,
       50    Moderate Rehab Sec 8 Assisted Issue B .................................... 9.00       08/01/01         50,530
    1,000    Ser 1992-35 D (AMT) ...................................................... 6.20       04/01/25      1,051,490
  -------                                                                                                      -----------
    1,050                                                                                                        1,102,020
  -------                                                                                                      -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- PENNSYLVANIA SERIES
PORTFOLIO OF INVESTMENTS November 30, 1998, continued


 PRINCIPAL
 AMOUNT IN                                                                                  COUPON    MATURITY
 THOUSANDS                                                                                   RATE       DATE        VALUE
-----------                                                                               ---------- ---------- -------------
            Mortgage Revenue -- Single Family (5.2%)
  $ 2,000   Pennsylvania Housing Finance Agency, Ser 1991-31 C (AMT) .................... 7.00%      10/01/23    $ 2,133,400
      635   Puerto Rico Housing Finance Corporation, Portfolio One GNMA-Backed
  -------
            Ser C ....................................................................... 6.85       10/15/23        678,371
                                                                                                                 -----------
    2,635                                                                                                          2,811,771
  -------                                                                                                        -----------
            Public Facilities Revenue (2.3%)
    1,300   Philadelphia Authority For Industrial Development, The Franklin Institute
  -------   Ser 1998 .................................................................... 5.20       06/15/26      1,257,490
                                                                                                                 -----------
            Resource Recovery Revenue (3.9%)
    1,000   Lancaster County Solid Waste Management Authority, 1998 Ser B (AMBAC)         5.375      12/15/15      1,045,580
    1,000   Montgomery County Industrial Development Authority, Ser 1989 ................ 7.50       01/01/12      1,055,570
  -------                                                                                                        -----------
    2,000                                                                                                          2,101,150
  -------                                                                                                        -----------
            Student Loan Revenue (4.0%)
            Pennsylvania Higher Education Assistance Agency,
    1,000    1988 Ser D (AMT) (AMBAC) ................................................... 6.05       01/01/19      1,074,670
    1,000    1991 Ser B (AMT) (AMBAC) ................................................... 6.854      09/01/26      1,079,910
  -------                                                                                                        -----------
    2,000                                                                                                          2,154,580
  -------                                                                                                        -----------
            Transportation Facilities Revenue (22.1%)
    1,000   Guam, Highway 1992 Ser A (FSA) .............................................. 6.30       05/01/12      1,090,250
            Allegheny County, Greater Pittsburgh Int'l Airport
    1,000    Ser 1997 B (MBIA) .......................................................... 5.00       01/01/19        998,700
      500    Ser 1992 (AMT) (FSA) ....................................................... 6.625      01/01/22        543,525
    2,000   Delaware River Port Authority, Ser 1995 (FGIC) .............................. 5.50       01/01/26      2,093,020
            Pennsylvania Turnpike Commission,
    2,000    Ser O 1992 (FGIC) .......................................................... 6.00       12/01/12      2,172,980
    2,000    Ser A 1998 (AMBAC) ......................................................... 4.75       12/01/27      1,923,880
    1,000   Philadelphia Turnpike Commission, Ser A 1998 ................................ 5.00       07/01/23        973,730
    1,000   Pittsburgh Public Parking Authority, Ser 1992 A (FGIC) ...................... 5.875      12/01/12      1,085,790
    1,000   Puerto Rico Highway & Transportation Authority, Ser 1998 A .................. 4.75       07/01/38        960,360
  -------                                                                                                        -----------
   11,500                                                                                                         11,842,235
  -------                                                                                                        -----------
            Water & Sewer Revenue (7.0%)
    2,000   Philadelphia, Water & Wastewater Ser 1995 (MBIA) ............................ 6.25       08/01/11      2,322,400
    2,000   Pittsburgh, Water & Sewer Authority, 1998 Ser B (FGIC) ...................... 0.00       09/01/28        439,280
    1,000   West Mifflin Sanitary Sewer Municipal Authority, Ser 1998 (MBIA) ............ 5.00       08/01/23        991,530
  -------                                                                                                        -----------
    5,000                                                                                                          3,753,210
  -------                                                                                                        -----------
            Other Revenue (3.1%)
    1,500   Pennsylvania Finance Authority, Cap Impr Refg Ser 1993 ...................... 6.60       11/01/09      1,674,360
  -------                                                                                                        -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- PENNSYLVANIA SERIES
PORTFOLIO OF INVESTMENTS November 30, 1998, continued


 PRINCIPAL
 AMOUNT IN                                                                              COUPON     MATURITY
 THOUSANDS                                                                               RATE        DATE         VALUE
-----------                                                                           ---------- ------------ -------------
            Refunded (0.6%)
  $   290   Lehigh County Industrial Development Authority, Strawbridge & Clothier
  -------   Refg Ser of 1991 (ETM) .................................................. 7.20%        12/15/01    $   306,228
                                                                                                               -----------
   49,820   TOTAL PENNSYLVANIA TAX-EXEMPT MUNICIPAL BONDS
  -------   (Identified Cost $47,376,043) .................................................................     50,219,553
                                                                                                               -----------
            SHORT-TERM PENNSYLVANIA TAX-EXEMPT MUNICIPAL OBLIGATIONS (4.5%)
      800   Philadelphia Hospital & Higher Education Facilities Authority, Children's
            Hospital of Philadelphia 1992 (Demand 12/01/98) ......................... 3.25*        03/01/27        800,000
      400   Philadelphia Industrial Development Authority, The Fox Chase Cancer
            Center Ser 1997 (Demand 12/01/98) ....................................... 3.30*        07/01/25        400,000
    1,200   York County Industrial Development Authority, Philadelphia Electric Co
  -------   Ser 1993 A (Demand 12/01/98) ............................................ 3.30*        08/01/16      1,200,000
                                                                                                               -----------
    2,400   TOTAL SHORT-TERM PENNSYLVANIA TAX-EXEMPT MUNICIPAL OBLIGATIONS
  -------
            (Identified Cost $2,400,000)...................................................................      2,400,000
                                                                                                               -----------
  $52,220   TOTAL INVESTMENTS (Identified Cost $49,776,043) (a)...............................         97.8%    52,619,553
  =======
            CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES ...................................          2.2      1,188,694
                                                                                                   --------    -----------
            NET ASSETS .......................................................................        100.0%   $53,808,247
                                                                                                   ========    ===========

---------------
AMT      Alternative Minimum Tax.
ETM      Escrowed to maturity.
*        Current coupon of variable rate demand obligation.
(a) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $2,878,992 and the aggregate gross unrealized depreciation is $35,482, resulting in net unrealized appreciation of $2,843,510.

Bond Insurance:
---------------
AMBAC    AMBAC Indemnity Corporation.
FGIC     Financial Guaranty Insurance Company.
FSA      Financial Security Assurance Inc.
MBIA     Municipal Bond Investors Assurance Corporation.

                       SEE NOTES TO FINANCIAL STATEMENTS

                 (This page has been left blank intentionally.)

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
November 30, 1998


                                                                 ARIZONA         CALIFORNIA         FLORIDA       MASSACHUSETTS
                                                            ---------------- ----------------- ---------------- ----------------
ASSETS :
Investments in securities, at value* ......................   $ 41,337,619     $ 103,698,454     $ 59,218,827     $ 15,041,086
Cash ......................................................        448,994           133,549        1,347,830          204,075
Receivable for:
  Investments sold ........................................             --                --               --          230,410
  Interest ................................................        797,655         1,482,288          780,307          267,306
  Shares of beneficial interest sold ......................         60,127               922           50,656              478
Prepaid expenses ..........................................          7,626             5,981            5,857            2,736
                                                              ------------     -------------     ------------     ------------
  TOTAL ASSETS ............................................     42,652,021       105,321,194       61,403,477       15,746,091
                                                              ------------     -------------     ------------     ------------
LIABILITIES :
Payable for:
  Investments purchased ...................................        928,215                --               --          473,053
  Shares of beneficial interest repurchased ...............             --               400           50,011               --
  Dividends to shareholders ...............................         26,401            68,477           37,654            9,443
  Investment management fee ...............................         12,296            31,118           18,238            4,470
  Plan of distribution fee ................................          5,270            13,337            7,817            1,916
Accrued expenses ..........................................         24,629            32,421           27,724           21,119
                                                              ------------     -------------     ------------     ------------
  TOTAL LIABILITIES .......................................        996,811           145,753          141,444          510,001
                                                              ------------     -------------     ------------     ------------
  NET ASSETS ..............................................   $ 41,655,210     $ 105,175,441     $ 61,262,033     $ 15,236,090
                                                              ============     =============     ============     ============
COMPOSITION OF NET ASSETS :
Paid-in-capital ...........................................   $ 38,666,179     $  96,456,281     $ 55,352,810     $ 14,058,245
Accumulated undistributed net realized gain ...............        609,149         1,789,759        1,997,024          171,067
Net unrealized appreciation ...............................      2,379,882         6,929,401        3,912,199        1,006,778
                                                              ------------     -------------     ------------     ------------
  NET ASSETS ..............................................   $ 41,655,210     $ 105,175,441     $ 61,262,033     $ 15,236,090
                                                              ============     =============     ============     ============
  *IDENTIFIED COST ........................................   $ 38,957,737     $  96,769,053     $ 55,306,628     $ 14,034,308
                                                              ============     =============     ============     ============
  SHARES OF BENEFICIAL INTEREST OUTSTANDING ...............      3,852,209         9,376,038        5,447,042        1,344,198
                                                              ============     =============     ============     ============
NET ASSET VALUE PER SHARE,
 (unlimited authorized shares of $.01 par value) ..........   $      10.81     $       11.22     $      11.25     $      11.33
                                                              ============     =============     ============     ============
MAXIMUM OFFERING PRICE PER SHARE,
 (net asset value plus 4.17% of net asset value)** ........   $      11.26     $       11.69     $      11.72     $      11.80
                                                              ============     =============     ============     ============

---------------
**    On sales of $25,000 or more, the offering price is reduced.


                       SEE NOTES TO FINANCIAL STATEMENTS

     MICHIGAN         MINNESOTA       NEW JERSEY        NEW YORK           OHIO         PENNSYLVANIA
------------------ --------------- ---------------- ---------------- ---------------- ----------------

  $   17,332,154     $ 8,210,341     $ 41,015,002     $ 12,273,944     $ 17,888,949     $ 52,619,553
         265,662          65,531          161,933          110,641          448,473          312,576

              --              --               --               --               --           85,000
         182,481         119,816          685,498          169,434          271,175          790,348
          14,928          48,387              995            4,863            9,611          106,893
           3,391           1,402            8,245            4,553            3,134            5,276
  --------------     -----------     ------------     ------------     ------------     ------------
      17,798,616       8,445,477       41,871,673       12,563,435       18,621,342       53,919,646
  --------------     -----------     ------------     ------------     ------------     ------------


              --              --               --          512,560               --               --
              --             400               --            5,000              389           23,874
          10,830           5,125           26,419            7,324           11,770           34,702
           5,267           2,485           12,380            3,571            5,484           15,940
           2,257           1,065            5,305            1,530            2,350            6,832
          21,052          19,734           24,557           20,122           21,043           30,051
  --------------     -----------     ------------     ------------     ------------     ------------
          39,406          28,809           68,661          550,107           41,036          111,399
  --------------     -----------     ------------     ------------     ------------     ------------
  $   17,759,210     $ 8,416,668     $ 41,803,012     $ 12,013,328     $ 18,580,306     $ 53,808,247
  ==============     ===========     ============     ============     ============     ============

  $   16,111,196     $ 7,922,710     $ 38,551,069     $ 10,767,203     $ 17,272,016     $ 50,386,015
         694,269          71,135          609,501          394,742          218,211          578,722
         953,745         422,823        2,642,442          851,383        1,090,079        2,843,510
  --------------     -----------     ------------     ------------     ------------     ------------
  $   17,759,210     $ 8,416,668     $ 41,803,012     $ 12,013,328     $ 18,580,306     $ 53,808,247
  ==============     ===========     ============     ============     ============     ============
  $   16,378,409     $ 7,787,518     $ 38,372,560     $ 11,422,561     $ 16,798,870     $ 49,776,043
  ==============     ===========     ============     ============     ============     ============
       1,587,214         778,036        3,750,154        1,053,134        1,666,037        4,825,122

  $        11.19     $     10.82     $      11.15     $      11.41     $      11.15     $      11.15
  ==============     ===========     ============     ============     ============     ============

  $        11.66     $     11.27     $      11.61     $      11.89     $      11.61     $      11.61
  ==============     ===========     ============     ============     ============     ============

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
FINANCIAL STATEMENTS, continued


STATEMENTS OF OPERATIONS
For the year ended November 30, 1998


                                                   ARIZONA      CALIFORNIA      FLORIDA     MASSACHUSETTS
                                                ------------- -------------- ------------- --------------
NET INVESTMENT INCOME :
INTEREST INCOME ...............................  $2,224,143     $5,709,751    $3,371,812     $  790,584
                                                 ----------     ----------    ----------     ----------
EXPENSES
Investment management fee .....................     143,707        366,413       222,722         51,570
Plan of distribution fee ......................      59,039        152,886        90,485         21,596
Transfer agent fees and expenses ..............      14,021         28,846        19,471          5,648
Professional fees .............................      23,570         27,311        25,612         23,339
Shareholder reports and notices ...............       8,542         17,735        12,284          3,660
Trustees' fees and expenses ...................         689          5,391         3,169            744
Custodian fees ................................       2,436          5,349         3,680          1,482
Registration fees .............................       8,018          3,633         5,978          7,972
Other .........................................       7,571          8,679         8,603          5,619
                                                 ----------     ----------    ----------     ----------
  TOTAL EXPENSES ..............................     267,593        616,243       392,004        121,630
Less: expense offset ..........................      (2,432)        (5,341)       (3,680)        (1,482)
                                                 ----------     ----------    ----------     ----------
  NET EXPENSES ................................     265,161        610,902       388,324        120,148
                                                 ----------     ----------    ----------     ----------
  NET INVESTMENT INCOME .......................   1,958,982      5,098,849     2,983,488        670,436
                                                 ----------     ----------    ----------     ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) :
Net realized gain .............................     725,798      2,241,204     2,077,788        171,067
Net change in unrealized appreciation .........     (57,712)       248,404      (437,571)       170,653
                                                 ----------     ----------    ----------     ----------
  NET GAIN ....................................     668,086      2,489,608     1,640,217        341,720
                                                 ----------     ----------    ----------     ----------
NET INCREASE ..................................  $2,627,068     $7,588,457    $4,623,705     $1,012,156
                                                 ==========     ==========    ==========     ==========

                       SEE NOTES TO FINANCIAL STATEMENTS

    MICHIGAN     MINNESOTA    NEW JERSEY     NEW YORK        OHIO       PENNSYLVANIA
--------------- ----------- -------------- ------------ -------------- -------------

 $  1,022,593    $ 469,269    $2,242,378    $ 669,704     $  999,450    $2,841,219
 ------------    ---------    ----------    ---------     ----------    ----------

       66,318       30,046       144,628       43,428         64,310       184,737
       27,604       12,575        58,389       16,908         25,943        78,423
        9,791        4,060        19,617        4,855          8,847        17,296
       27,247       26,975        24,785       23,639         23,595        24,004
        5,965        2,308        11,451        2,873          5,306        13,292
          912          284         2,038          619            875         2,763
        1,811        1,005         2,611        1,401          1,711         3,239
        3,430        3,251         6,058        6,272          2,705         4,689
        4,637        4,288         6,350        4,157          4,802         9,727
 ------------    ---------    ----------    ---------     ----------    ----------
      147,715       84,792       275,927      104,152        138,094       338,170
       (1,811)      (1,005)       (2,611)      (1,401)        (1,711)       (3,234)
 ------------    ---------    ----------    ---------     ----------    ----------
      145,904       83,787       273,316      102,751        136,383       334,936
 ------------    ---------    ----------    ---------     ----------    ----------
      876,689      385,482     1,969,062      566,953        863,067     2,506,283
 ------------    ---------    ----------    ---------     ----------    ----------

      708,264      152,552       614,679      408,044        388,407       578,722
     (248,253)     (55,068)      394,703      (77,877)       (29,432)      203,628
 ------------    ---------    ----------    ---------     ----------    ----------
      460,011       97,484     1,009,382      330,167        358,975       782,350
 ------------    ---------    ----------    ---------     ----------    ----------
 $  1,336,700    $ 482,966    $2,978,444    $ 897,120     $1,222,042    $3,288,633
 ============    =========    ==========    =========     ==========    ==========

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
FINANCIAL STATEMENTS, continued


STATEMENT OF CHANGES IN NET ASSETS



                                                                   ARIZONA                               CALIFORNIA
                                                   --------------------------------------- --------------------------------------
                                                       FOR THE YEAR        FOR THE YEAR        FOR THE YEAR       FOR THE YEAR
                                                          ENDED               ENDED               ENDED               ENDED
                                                    NOVEMBER 30, 1998   NOVEMBER 30, 1997   NOVEMBER 30, 1998   NOVEMBER 30, 1997
                                                   ------------------- ------------------- ------------------- ------------------
INCREASE (DECREASE) IN NET ASSETS :
OPERATIONS :
Net investment income ............................    $  1,958,982        $  2,189,141        $   5,098,849      $   5,412,749
Net realized gain (loss) .........................         725,798            (109,978)           2,241,204             61,340
Net change in unrealized appreciation ............         (57,712)            271,359              248,404          1,234,202
                                                      ------------        ------------        -------------      -------------
  NET INCREASE ...................................       2,627,068           2,350,522            7,588,457          6,708,291
                                                      ------------        ------------        -------------      -------------
DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income ............................      (1,970,313)         (2,184,122)          (5,127,716)        (5,399,835)
Net realized gain ................................              --                  --                   --                 --
                                                      ------------        ------------        -------------      -------------
  TOTAL ..........................................      (1,970,313)         (2,184,122)          (5,127,716)        (5,399,835)
                                                      ------------        ------------        -------------      -------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST:
Net proceeds from sales ..........................       3,583,708           2,336,830            7,971,183          7,477,913
Reinvestment of dividends and distributions ......         956,419           1,079,937            2,300,541          2,501,877
Cost of shares repurchased .......................      (5,432,230)         (7,940,826)         (11,766,093)       (20,938,231)
                                                      ------------        ------------        -------------      -------------
  NET INCREASE (DECREASE) ........................        (892,103)         (4,524,059)          (1,494,369)       (10,958,441)
                                                      ------------        ------------        -------------      -------------
  TOTAL INCREASE (DECREASE) ......................        (235,348)         (4,357,659)             966,372         (9,649,985)
NET ASSETS :
Beginning of period ..............................      41,890,558          46,248,217          104,209,069        113,859,054
                                                      ------------        ------------        -------------      -------------
  END OF PERIOD ..................................    $ 41,655,210        $ 41,890,558        $ 105,175,441      $ 104,209,069
                                                      ============        ============        =============      =============
UNDISTRIBUTED NET INVESTMENT INCOME ..............              --        $     11,331                   --      $      28,867
                                                      ============        ============        =============      =============
SHARES ISSUED AND REPURCHASED:
Sold .............................................         333,041             222,217              718,169            695,221
Reinvestment of dividends and distributions ......          89,180             102,819              207,368            232,768
Repurchased ......................................        (506,438)           (756,888)          (1,061,263)        (1,952,197)
                                                      ------------        ------------        -------------      -------------
  NET INCREASE (DECREASE) ........................         (84,217)           (431,852)            (135,726)        (1,024,208)
                                                      ============        ============        =============      =============

                       SEE NOTES TO FINANCIAL STATEMENTS

                FLORIDA                              MASSACHUSETTS                             MICHIGAN
--------------------------------------- --------------------------------------- --------------------------------------
    FOR THE YEAR        FOR THE YEAR        FOR THE YEAR        FOR THE YEAR        FOR THE YEAR       FOR THE YEAR
       ENDED               ENDED               ENDED               ENDED               ENDED               ENDED
 NOVEMBER 30, 1998   NOVEMBER 30, 1997   NOVEMBER 30, 1998   NOVEMBER 30, 1997   NOVEMBER 30, 1998   NOVMEBER 30, 1997
------------------- ------------------- ------------------- ------------------- ------------------- ------------------
   $   2,983,488       $   3,374,873       $    670,436        $    724,955        $    876,689        $    986,199
       2,077,788               7,528            171,067              33,483             708,264              (5,611)
        (437,571)            537,792            170,653             179,559            (248,253)            274,701
   -------------       -------------       ------------        ------------        ------------        ------------
       4,623,705           3,920,193          1,012,156             937,997           1,336,700           1,255,289
   -------------       -------------       ------------        ------------        ------------        ------------
      (3,001,258)         (3,366,826)          (674,613)           (722,987)           (881,921)           (982,775)
              --                  --            (26,809)                 --                  --                  --
   -------------       -------------       ------------        ------------        ------------        ------------
      (3,001,258)         (3,366,826)          (701,422)           (722,987)           (881,921)           (982,775)
   -------------       -------------       ------------        ------------        ------------        ------------
       6,336,196           8,867,050          2,177,938           1,064,313           1,976,447           1,770,777
       1,065,444           1,179,653            398,624             419,440             488,182             545,749
     (12,850,195)        (16,053,675)        (2,212,481)         (3,158,448)         (4,672,568)         (3,939,781)
   -------------       -------------       ------------        ------------        ------------        ------------
      (5,448,555)         (6,006,972)           364,081          (1,674,695)         (2,207,939)         (1,623,255)
   -------------       -------------       ------------        ------------        ------------        ------------
      (3,826,108)         (5,453,605)           674,815          (1,459,685)         (1,753,160)         (1,350,741)
      65,088,141          70,541,746         14,561,275          16,020,960          19,512,370          20,863,111
   -------------       -------------       ------------        ------------        ------------        ------------
   $  61,262,033       $  65,088,141       $ 15,236,090        $ 14,561,275        $ 17,759,210        $ 19,512,370
   =============       =============       ============        ============        ============        ============
              --       $      17,770                 --        $      4,177                  --        $      5,232
   =============       =============       ============        ============        ============        ============
         569,452             824,008            193,348              97,718             178,504             164,023
          95,684             109,387             35,479              38,568              44,120              50,741
      (1,152,957)         (1,491,135)          (196,446)           (291,669)           (419,448)           (366,507)
   -------------       -------------       ------------        ------------        ------------        ------------
        (487,821)           (557,740)            32,381            (155,383)           (196,824)           (151,743)
   =============       =============       ============        ============        ============        ============

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
FINANCIAL STATEMENTS, continued


STATEMENT OF CHANGES IN NET ASSETS, continued



                                                                  MINNESOTA                              NEW JERSEY
                                                   --------------------------------------- --------------------------------------
                                                       FOR THE YEAR        FOR THE YEAR        FOR THE YEAR       FOR THE YEAR
                                                          ENDED               ENDED               ENDED               ENDED
                                                    NOVEMBER 30, 1998   NOVEMBER 30, 1997   NOVEMBER 30, 1998   NOVEMBER 30, 1997
                                                   ------------------- ------------------- ------------------- ------------------
INCREASE (DECREASE) IN NET ASSETS :
OPERATIONS :
Net investment income ............................    $    385,482        $    427,503        $  1,969,062        $  2,163,401
Net realized gain (loss) .........................         152,552              (2,079)            614,679             150,746
Net change in unrealized appreciation ............         (55,068)             75,733             394,703             554,643
                                                      ------------        ------------        ------------        ------------
  NET INCREASE ...................................         482,966             501,157           2,978,444           2,868,790
                                                      ------------        ------------        ------------        ------------
DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income ............................        (388,129)           (426,679)         (1,980,284)         (2,158,598)
Net realized gain ................................              --                  --                  --                  --
                                                      ------------        ------------        ------------        ------------
  TOTAL ..........................................        (388,129)           (426,679)         (1,980,284)         (2,158,598)
                                                      ------------        ------------        ------------        ------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST:
Net proceeds from sales ..........................         450,188             341,882           4,281,513           3,174,698
Reinvestment of dividends and distributions ......         205,051             238,618           1,110,422           1,208,830
Cost of shares repurchased .......................      (1,075,759)         (1,835,516)         (6,107,000)         (8,403,076)
                                                      ------------        ------------        ------------        ------------
  NET INCREASE (DECREASE) ........................        (420,520)         (1,255,016)           (715,065)         (4,019,548)
                                                      ------------        ------------        ------------        ------------
  TOTAL INCREASE (DECREASE) ......................        (325,683)         (1,180,538)            283,095          (3,309,356)
NET ASSETS :
Beginning of period ..............................       8,742,351           9,922,889          41,519,917          44,829,273
                                                      ------------        ------------        ------------        ------------
  END OF PERIOD ..................................    $  8,416,668        $  8,742,351        $ 41,803,012        $ 41,519,917
                                                      ============        ============        ============        ============
UNDISTRIBUTED NET INVESTMENT INCOME ..............              --        $      2,647                  --        $     11,222
                                                      ============        ============        ============        ============
SHARES ISSUED AND REPURCHASED:
Sold .............................................          41,683              32,070             387,819             298,058
Reinvestment of dividends and distributions ......          19,052              22,587             100,683             113,233
Repurchased ......................................         (99,811)           (173,686)           (554,108)           (786,812)
                                                      ------------        ------------        ------------        ------------
  NET INCREASE (DECREASE) ........................         (39,076)           (119,029)            (65,606)           (375,521)
                                                      ============        ============        ============        ============

                       SEE NOTES TO FINANCIAL STATEMENTS

               NEW YORK                                  OHIO                                PENNSYLVANIA
--------------------------------------- --------------------------------------- --------------------------------------
    FOR THE YEAR        FOR THE YEAR        FOR THE YEAR        FOR THE YEAR        FOR THE YEAR       FOR THE YEAR
       ENDED               ENDED               ENDED               ENDED               ENDED               ENDED
 NOVEMBER 30, 1998   NOVEMBER 30, 1997   NOVEMBER 30, 1998   NOVEMBER 30, 1997   NOVEMBER 30, 1998   NOVMEBER 30, 1997
------------------- ------------------- ------------------- ------------------- ------------------- ------------------
   $    566,953        $    627,325        $    863,067        $    987,729        $  2,506,283        $  2,231,381
        408,044              10,788             388,407             (12,075)            578,722               8,207
        (77,877)            215,377             (29,432)            291,150             203,628             509,480
   ------------        ------------        ------------        ------------        ------------        ------------
        897,120             853,490           1,222,042           1,266,804           3,288,633           2,749,068
   ------------        ------------        ------------        ------------        ------------        ------------
       (570,172)           (626,041)           (870,982)           (985,654)         (2,518,046)         (2,226,117)
             --                  --                  --                  --              (8,207)            (98,622)
   ------------        ------------        ------------        ------------        ------------        ------------
       (570,172)           (626,041)           (870,982)           (985,654)         (2,526,253)         (2,324,739)
   ------------        ------------        ------------        ------------        ------------        ------------
        656,120             500,333           2,170,150           1,904,978          12,831,070           2,548,744
        301,450             327,002             479,951             559,793           1,539,410           1,234,155
     (1,857,636)         (2,488,429)         (2,897,075)         (5,477,168)         (5,380,740)         (7,206,475)
   ------------        ------------        ------------        ------------        ------------        ------------
       (900,066)         (1,661,094)           (246,974)         (3,012,397)          8,989,740          (3,423,576)
   ------------        ------------        ------------        ------------        ------------        ------------
       (573,118)         (1,433,645)            104,086          (2,731,247)          9,752,120          (2,999,247)
     12,586,446          14,020,091          18,476,220          21,207,467          44,056,127          47,055,374
   ------------        ------------        ------------        ------------        ------------        ------------
   $ 12,013,328        $ 12,586,446        $ 18,580,306        $ 18,476,220        $ 53,808,247        $ 44,056,127
   ============        ============        ============        ============        ============        ============
             --        $      3,219                  --        $      7,915                  --        $     11,763
   ============        ============        ============        ============        ============        ============
         58,252              46,105             195,888             177,550           1,154,976             236,669
         26,721              30,087              43,444              52,107             139,044             114,454
       (164,456)           (230,243)           (262,446)           (508,953)           (485,530)           (670,418)
   ------------        ------------        ------------        ------------        ------------        ------------
        (79,483)           (154,051)            (23,114)           (279,296)            808,490            (319,295)
   ============        ============        ============        ============        ============        ============

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
NOTES TO FINANCIAL STATEMENTS November 30, 1998


1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Multi-State Municipal Series Trust (the "Fund"), formerly Dean Witter Multi-State Municipal Series Trust, is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The investment objective of each Series is to provide a high level of current income exempt from both Federal and the designated state income taxes consistent with preservation of capital.

The Fund, organized on October 29, 1990, as a Massachusetts business trust, is comprised of ten separate Series (the "Series"): the Arizona Series, the California Series, the Florida Series, the Massachusetts Series, the Michigan Series, the Minnesota Series, the New Jersey Series, the New York Series, the Ohio Series and the Pennsylvania Series. Each of the Series commenced operations on January 15, 1991, with the exception of the Arizona Series which commenced operations on April 30, 1991.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:


A. VALUATION OF INVESTMENTS -- Portfolio securities are valued by an outside independent pricing service approved by the Fund's Trustees. The pricing service has informed the Fund that in valuing the portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.


B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
NOTES TO FINANCIAL STATEMENTS November 30, 1998, continued

C. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply individually for each Series with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.


D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.


E. EXPENSES -- Direct expenses are charged to the respective Series and general corporate expenses are allocated on the basis of relative net assets or equally among the Series.


2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, each Series of the Fund pays Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), formerly Dean Witter InterCapital Inc., a management fee, accrued daily and payable monthly, by applying the annual rate of 0.35% to the daily net assets of each Series determined as of the close of each business day.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes office space and facilities, equipment, clerical, bookkeeping and certain legal services, and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
NOTES TO FINANCIAL STATEMENTS November 30, 1998, continued

3. PLAN OF DISTRIBUTION

Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Fund's shares and, in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection with the distribution of shares of the Fund.

Under the Plan, the expenses of certain activities and services provided by Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and others who engage in or support distribution of the Fund's shares or who service shareholder accounts, including overhead and telephone expenses incurred in connection with the distribution of the Fund's shares, are reimbursed.

Reimbursements for these expenses will be made in monthly payments by the Fund to the Distributor, which will in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the year ended November 30, 1998, the distribution fees were accrued at the following annual rates:



                       ARIZONA   CALIFORNIA   FLORIDA   MASSACHUSETTS   MICHIGAN
                      --------- ------------ --------- --------------- ---------
 Annual Rate .........0.14%     0.15%        0.14%     0.15%           0.15%
                      ====      ====         ====      ====            ====

                     MINNESOTA   NEW JERSEY   NEW YORK     OHIO     PENNSYLVANIA
                     ----------- ------------ ---------- ---------- ------------
                      0.15%       0.14%        0.14%      0.14%      0.15%
                      ====        ====         ====       ====       ====

For the year ended November 30, 1998, the Distributor has informed the Fund that commissions from the sale of the Fund's shares of beneficial interest were as follows:



                       ARIZONA   CALIFORNIA    FLORIDA    MASSACHUSETTS   MICHIGAN
                      --------- ------------ ----------- --------------- ---------
 Commissions .........$94,554   $219,305     $190,868    $55,613         $65,183
                      =======   ========     ========    =======         =======

                     MINNESOTA  NEW JERSEY   NEW YORK     OHIO     PENNSYLVANIA
                     --------- ------------ ---------- ---------- -------------
                      $10,799   $140,874     $ 18,592    $70,138    $129,017
                      =======   ========     ========    =======    ========

Such commissions are not an expense of the Fund; they are deducted from the proceeds of the sale of the shares of beneficial interest.

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
NOTES TO FINANCIAL STATEMENTS November 30, 1998, continued

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from the sales of portfolio securities, excluding short-term investments, for the year ended November 30, 1998 were as follows:



                        ARIZONA      CALIFORNIA       FLORIDA     MASSACHUSETTS     MICHIGAN
                    -------------- -------------- -------------- --------------- --------------
Purchases .........  $11,771,890    $24,254,223    $15,535,535      $4,328,314    $ 7,237,675
                     ===========    ===========    ===========      ==========    ===========
Sales .............  $13,588,949    $27,721,882    $23,127,460      $4,392,337    $ 9,632,448
                     ===========    ===========    ===========      ==========    ===========


                       MINNESOTA     NEW JERSEY      NEW YORK         OHIO      PENNSYLVANIA
                    -------------- -------------- -------------- ------------- -------------
Purchases .........  $ 1,584,038    $ 8,431,253    $ 3,771,880    $6,369,104    $20,892,275
                     ===========    ===========    ===========    ==========    ===========
Sales .............  $ 2,157,687    $10,396,072    $ 4,848,305    $6,342,118    $12,724,592
                     ===========    ===========    ===========    ==========    ===========

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended November 30, 1998 included in Trustees' fees and expenses in the Statement of Operations and the accrued pension liability included in accrued expenses in the Statement of Assets and Liabilities for each of the respective Series were as follows:



                                   ARIZONA   CALIFORNIA   FLORIDA   MASSACHUSETTS   MICHIGAN
                                  --------- ------------ --------- --------------- ---------
Aggregate Pension Costs .........  $  579      $ 1,530    $  931        $  219      $  280
                                   ======      =======    ======        ======      ======


                                  MINNESOTA   NEW JERSEY   NEW YORK     OHIO    PENNSYLVANIA
                                  ----------- ------------ ---------- --------- -------------
                                    $  131      $   600     $  188    $  270       $  780
                                    ======      =======     ======    ======       ======


                                     ARIZONA   CALIFORNIA   FLORIDA   MASSACHUSETTS   MICHIGAN
                                    --------- ------------ --------- --------------- ---------
Accrued Pension Liability .........  $4,085      $10,083    $6,199        $1,419      $1,819
                                     ======      =======    ======        ======      ======

                                   MINNESOTA   NEW JERSEY   NEW YORK     OHIO    PENNSYLVANIA
                                  ----------- ------------ ---------- --------- -------------
                                    $  927      $ 3,970     $1,230    $1,959       $4,483
                                    ======      =======     ======    ======       ======

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
NOTES TO FINANCIAL STATEMENTS November 30, 1998, continued

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At November 30, 1998, each of the Series had transfer agent fees and expenses payable as follows:



                                                 ARIZONA   CALIFORNIA   FLORIDA   MASSACHUSETTS   MICHIGAN
                                                --------- ------------ --------- --------------- ---------
 Transfer Agent Fees and Expenses Payable ...... $  366      $  143     $  131        $  116      $   17
                                                 ======      ======     ======        ======      ======

                                                MINNESOTA   NEW JERSEY   NEW YORK     OHIO    PENNSYLVANIA
                                               ----------- ------------ ---------- --------- -------------
                                                $   45      $  143      $   40    $   15       $  910
                                                ======      ======      ======    ======       ======

5. FEDERAL INCOME TAX STATUS

During the year ended November 30, 1998, the following Series utilized their approximate net capital loss carryovers:


Arizona ............  $116,700
California .........   451,400
Florida ............    79,700
Michigan ...........    14,000
Minnesota ..........    81,400
New Jersey .........     5,200
New York ...........    13,300
Ohio ...............   170,200

Capital losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. The Ohio Series incurred and will elect to defer net capital losses during fiscal 1998 of approximately $1,600.

                 (This page has been left blank intentionally.)

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:





               NET ASSET                                                                                 TOTAL
     YEAR        VALUE         NET       NET REALIZED    TOTAL FROM                  DISTRIBUTIONS     DIVIDENDS
    ENDED      BEGINNING   INVESTMENT   AND UNREALIZED   INVESTMENT   DIVIDENDS TO         TO             AND
 NOVEMBER 30   OF PERIOD     INCOME       GAIN (LOSS)    OPERATIONS   SHAREHOLDERS    SHAREHOLDERS   DISTRIBUTIONS
------------- ----------- ------------ ---------------- ------------ -------------- --------------- --------------
ARIZONA SERIES
1994           $  10.72     $  0.55        $ (1.29)       $ (0.74)      $ (0.55)        $ (0.01)       $ (0.56)
1995               9.42        0.54           1.23           1.77         (0.54)             --          (0.54)
1996              10.65        0.54          (0.06)          0.48         (0.54)             --          (0.54)
1997              10.59        0.53           0.05           0.58         (0.53)             --          (0.53)
1998              10.64        0.51           0.17           0.68         (0.51)             --          (0.51)
CALIFORNIA SERIES
1994              11.00        0.58          (1.48)         (0.90)        (0.58)          (0.14)         (0.72)
1995               9.38        0.56           1.29           1.85         (0.56)             --          (0.56)
1996              10.67        0.56           0.14           0.70         (0.56)             --          (0.56)
1997              10.81        0.55           0.15           0.70         (0.55)             --          (0.55)
1998              10.96        0.54           0.26           0.80         (0.54)             --          (0.54)
FLORIDA SERIES
1994              10.93        0.56          (1.33)         (0.77)        (0.56)             --          (0.56)
1995               9.60        0.56           1.28           1.84         (0.56)             --          (0.56)
1996              10.88        0.55          (0.02)          0.53         (0.55)             --          (0.55)
1997              10.86        0.54           0.11           0.65         (0.54)             --          (0.54)
1998              10.97        0.52           0.28           0.80         (0.52)             --          (0.52)
MASSACHUSETTS SERIES
1994              11.08        0.56          (1.38)         (0.82)        (0.56)          (0.10)         (0.66)
1995               9.60        0.57           1.37           1.94         (0.57)             --          (0.57)
1996              10.97        0.57          (0.03)          0.54         (0.57)          (0.02)         (0.59)
1997              10.92        0.53           0.18           0.71         (0.53)             --          (0.53)
1998              11.10        0.51           0.25           0.76         (0.51)          (0.02)         (0.53)
MICHIGAN SERIES
1994              11.05        0.56          (1.41)         (0.85)        (0.56)          (0.18)         (0.74)
1995               9.46        0.57           1.35           1.92         (0.57)             --          (0.57)
1996              10.81        0.56          (0.03)          0.53         (0.56)             --          (0.56)
1997              10.78        0.53           0.16           0.69         (0.53)             --          (0.53)
1998              10.94        0.51           0.25           0.76         (0.51)             --          (0.51)

---------------
+ Does not reflect the deduction of sales load. Calculated based on the net asset value as of the last business day of the period.
(1)    Does not reflect the effect of expense offset of 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS

                                        RATIOS TO AVERAGE NET ASSETS RATIOS TO AVERAGE NET ASSETS
                                            (AFTER EXPENSES WERE        (BEFORE EXPENSES WERE
                                                  ASSUMED)                     ASSUMED)
                                        ---------------------------- ----------------------------
  NET ASSET                  NET ASSETS
    VALUE                      END OF                        NET                          NET      PORTFOLIO
    END OF        TOTAL        PERIOD                    INVESTMENT                   INVESTMENT   TURNOVER
    PERIOD       RETURN+      (000'S)       EXPENSES       INCOME        EXPENSES       INCOME       RATE
------------- ------------- ----------- --------------- ------------ --------------- ------------ ----------

 $      9.42       (7.16)%   $ 47,628         0.62%          5.33%         0.63%          5.32%       11%
       10.65       19.21       50,290         0.65 (1)       5.33          0.65 (1)       5.33         6
       10.59        4.63       46,248         0.65 (1)       5.12          0.65 (1)       5.12         9
       10.64        5.64       41,891         0.66 (1)       5.04          0.66 (1)       5.04         2
       10.81        6.56       41,655         0.65 (1)       4.77          0.65 (1)       4.77        30

        9.38       (8.65)     112,450         0.58           5.59          0.59           5.58        12
       10.67       20.15      117,769         0.60 (1)       5.50          0.60 (1)       5.50         5
       10.81        6.76      113,859         0.59           5.28          0.59           5.28        19
       10.96        6.55      104,209         0.59           5.08          0.59           5.08        17
       11.22        7.58      105,175         0.59 (1)       4.87          0.59 (1)       4.87        24

        9.60       (7.29)      71,458         0.61           5.34          0.62           5.33         3
       10.88       19.54       74,058         0.63 (1)       5.34          0.63 (1)       5.34         8
       10.86        5.03       70,542         0.62 (1)       5.13          0.62 (1)       5.13        25
       10.97        6.10       65,088         0.62           5.02          0.62           5.02         7
       11.25        7.58       61,262         0.62 (1)       4.69          0.62 (1)       4.69        26

        9.60       (7.71)      15,507         0.50           5.35          0.78           5.07        10
       10.97       20.58       16,954         0.50 (1)       5.39          0.79 (1)       5.11         7
       10.92        5.07       16,021         0.50 (1)       5.23          0.82 (1)       4.91        11
       11.10        6.68       14,561         0.79 (1)       4.85          0.81 (1)       4.83        10
       11.33        7.03       15,236         0.83 (1)       4.55          0.83 (1)       4.55        31

        9.46       (8.07)      19,831         0.50           5.44          0.75           5.19         9
       10.81       20.69       21,673         0.50 (1)       5.49          0.77 (1)       5.22        22
       10.78        5.09       20,863         0.50 (1)       5.27          0.76 (1)       5.01         5
       10.94        6.52       19,512         0.72 (1)       4.95          0.74 (1)       4.93         3
       11.19        7.23       17,759         0.78 (1)       4.63          0.78 (1)       4.63        40

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
FINANCIAL HIGHLIGHTS, continued


               NET ASSET                                                                                 TOTAL
     YEAR        VALUE         NET       NET REALIZED    TOTAL FROM                  DISTRIBUTIONS     DIVIDENDS
    ENDED      BEGINNING   INVESTMENT   AND UNREALIZED   INVESTMENT   DIVIDENDS TO         TO             AND
 NOVEMBER 30   OF PERIOD     INCOME       GAIN (LOSS)    OPERATIONS   SHAREHOLDERS    SHAREHOLDERS   DISTRIBUTIONS
------------- ----------- ------------ ---------------- ------------ -------------- --------------- --------------
MINNESOTA SERIES
1994           $  10.78     $  0.55        $ (1.42)       $ (0.87)      $ (0.55)        $ (0.08)       $ (0.63)
1995               9.28        0.54           1.33           1.87         (0.54)             --          (0.54)
1996              10.61        0.54          (0.01)          0.53         (0.54)             --          (0.54)
1997              10.60        0.49           0.10           0.59         (0.49)             --          (0.49)
1998              10.70        0.48           0.13           0.61         (0.49)             --          (0.49)
NEW JERSEY SERIES
1994              10.94        0.55          (1.39)         (0.84)        (0.55)          (0.08)         (0.63)
1995               9.47        0.56           1.26           1.82         (0.56)             --          (0.56)
1996              10.73        0.55          (0.03)          0.52         (0.55)             --          (0.55)
1997              10.70        0.53           0.18           0.71         (0.53)             --          (0.53)
1998              10.88        0.53           0.27           0.80         (0.53)             --          (0.53)
NEW YORK SERIES
1994              11.03        0.57          (1.52)         (0.95)        (0.57)          (0.05)         (0.62)
1995               9.46        0.56           1.42           1.98         (0.56)             --          (0.56)
1996              10.88        0.56           0.02           0.58         (0.56)             --          (0.56)
1997              10.90        0.53           0.21           0.74         (0.53)             --          (0.53)
1998              11.11        0.52           0.30           0.82         (0.52)             --          (0.52)
OHIO SERIES
1994              10.97        0.55          (1.43)         (0.88)        (0.55)          (0.12)         (0.67)
1995               9.42        0.56           1.38           1.94         (0.56)             --          (0.56)
1996              10.80        0.55          (0.03)          0.52         (0.55)             --          (0.55)
1997              10.77        0.53           0.17           0.70         (0.53)             --          (0.53)
1998              10.94        0.52           0.21           0.73         (0.52)             --          (0.52)
PENNSYLVANIA SERIES
1994              11.01        0.56          (1.39)         (0.83)        (0.56)          (0.06)         (0.62)
1995               9.56        0.55           1.29           1.84         (0.55)             --          (0.55)
1996              10.85        0.55             --           0.55         (0.55)             --          (0.55)
1997              10.85        0.54           0.14           0.68         (0.54)          (0.02)         (0.56)
1998              10.97        0.53           0.18           0.71         (0.53)             --          (0.53)

---------------
+ Does not reflect the deduction of sales load. Calculated based on the net asset value as of the last business day of the period.
(1)    Does not reflect the effect of expense offset of 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS

                                        RATIOS TO AVERAGE NET ASSETS RATIOS TO AVERAGE NET ASSETS
                                            (AFTER EXPENSES WERE        (BEFORE EXPENSES WERE
                                                  ASSUMED)                     ASSUMED)
                                        ---------------------------- ----------------------------
  NET ASSET                  NET ASSETS
    VALUE                      END OF                        NET                          NET      PORTFOLIO
    END OF        TOTAL        PERIOD                    INVESTMENT                   INVESTMENT   TURNOVER
    PERIOD       RETURN+      (000'S)       EXPENSES       INCOME        EXPENSES       INCOME       RATE
------------- ------------- ----------- --------------- ------------ --------------- ------------ ----------

 $      9.28       (8.42)%    $ 9,793         0.50%          5.41%         0.91%          5.00%       14%
       10.61       20.60       11,230         0.50 (1)       5.35          0.98 (1)       4.88         3
       10.60        5.21        9,923         0.50 (1)       5.21          0.96 (1)       4.75         5
       10.70        5.76        8,742         0.94 (1)       4.68          0.97 (1)       4.65        --
       10.82        5.77        8,417         0.99 (1)       4.49          0.99 (1)       4.49        20

        9.47       (7.96)      45,497         0.64           5.38          0.65           5.37         6
       10.73       19.60       47,889         0.67 (1)       5.42          0.67 (1)       5.42        14
       10.70        4.93       44,829         0.66 (1)       5.23          0.66 (1)       5.23         5
       10.88        6.99       41,520         0.66           5.02          0.66           5.02        14
       11.15        7.49       41,803         0.67 (1)       4.77          0.67 (1)       4.77        21

        9.46       (8.96)      14,522         0.50           5.48          0.82           5.16        14
       10.88       21.40       14,388         0.50 (1)       5.43          0.85 (1)       5.09        24
       10.90        5.46       14,020         0.50 (1)       5.25          0.84 (1)       4.91        22
       11.11        7.06       12,586         0.82 (1)       4.84          0.84 (1)       4.82         4
       11.41        7.50       12,013         0.84 (1)       4.57          0.84 (1)       4.57        33

        9.42       (8.34)      20,693         0.50           5.31          0.71           5.10        18
       10.80       21.02       23,104         0.50 (1)       5.42          0.77 (1)       5.16        19
       10.77        5.04       21,207         0.50 (1)       5.23          0.75 (1)       4.98        32
       10.94        6.67       18,476         0.73 (1)       4.90          0.74 (1)       4.89         5
       11.15        6.84       18,580         0.75 (1)       4.70          0.75 (1)       4.70        37

        9.56       (7.84)      47,557         0.64           5.37          0.66           5.35        19
       10.85       19.65       53,935         0.66 (1)       5.29          0.66 (1)       5.29         8
       10.85        5.27       47,055         0.65 (1)       5.17          0.65 (1)       5.17        --
       10.97        6.53       44,056         0.66           5.01          0.66           5.01         8
       11.15        6.60       53,808         0.64           4.75          0.64           4.75        26

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
REPORT OF INDEPENDENT ACCOUNTANTS


TO THE SHAREHOLDERS AND TRUSTEES
OF MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Arizona Series, the California Series, the Florida Series, the Massachusetts Series, the Michigan Series, the Minnesota Series, the New Jersey Series, the New York Series, the Ohio Series, and the Pennsylvania Series (constituting the Morgan Stanley Dean Witter Multi-State Municipal Series Trust, formerly Dean Witter Multi-State Municipal Series Trust, hereafter referred to as the "Fund") at November 30, 1998, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036
January 12, 1999



-----------------------------------------------------------------------------------------------------------------------------------
                                   1998 FEDERAL INCOME TAX NOTICE (unaudited)

During the year ended November 30, 1998, each Series paid to its shareholders the following per share amounts from tax-exempt income:

   ARIZONA    CALIFORNIA   FLORIDA     MASSACHUSETTS   MICHIGAN   MINNESOTA   NEW JERSEY   NEW YORK     OHIO      PENNSYLVANIA
------------ ------------ ---------   --------------- ---------- ----------- ------------ ---------- ----------  -------------
$   0.51     $ 0.54       $ 0.52      $ 0.51          $ 0.51     $ 0.49      $ 0.53       $ 0.52     $ 0.52      $   0.53

During the year ended November 30, 1998, the Massachusetts Series paid to its shareholders long-term capital gains of $0.02 per share, and the Pennsylvania Series paid to its shareholders long-term capital gains of $0.002 per share.
-----------------------------------------------------------------------------------------------------------------------------------

TRUSTEES
-----------------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
-----------------------------------
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

James F. Willison
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
-----------------------------------
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
-----------------------------------
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER
-----------------------------------
Morgan Stanely Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048




This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.



MORGAN STANLEY
DEAN WITTER
MULTI-STATE MUNICIPAL
SERIES TRUST


ANNUAL REPORT
November 30, 1998